Shareholder Report	12 Months Ended
Jul. 31, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Advisor Series VII
Entity Central Index Key	0000315700
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
Fidelity Advisor Global Real Estate Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Global Real Estate Fund
Class Name	Fidelity Advisor® Global Real Estate Fund Class I
Trading Symbol	FWRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Global Real Estate Fund for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 99	0.95%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Investors in global real estate securities experienced fluctuating market conditions throughout the 12 months ending July 31, 2024, initially declining due to rate hike concerns but later rallying as hopes for rate cuts in 2024 grew. Market returns were weakened by a broadly stronger U.S. dollar.
•Against this backdrop, an underweight in Asia Pacific ex Japan - primarily Hong Kong - along with security selection in Japan, contributed to the fund's performance versus the FTSE® EPRASM/NAREIT® Developed Index for the fiscal year.
•By industry, security selection was the primary contributor, especially among diversified real estate activities stocks. Favorable picks in health care also boosted the fund's relative performance. Investment choices and an underweight in the diversified real estate segment helped as well.
•The top individual relative contributor was an overweight in Mitsui Fudosan (+57%). The company was one of the fund's biggest holdings. Outsized exposure to Mitsubishi Estate (+42%) was another plus. Not owning Wharf Real Estate Investment, an index component that returned -52%, also helped.
•In contrast, from a regional standpoint, stock picks in the U.K. and U.S. detracted from the fund's performance versus the real estate index.
•The biggest relative detractors were stock picks and an overweight in the single-family residential industry. Subpar investment choices and outsized exposure to industrial and multi-family residential stocks also were detrimental to performance.
•Not owning Simon Property Group, an index component that gained about 30%, was the largest individual relative detractor. An overweight stake in UOL Group (-22%) pressured performance as well. This period we decreased our stake in the company. Outsized exposure to Mitsui Fudosan Logistics Park (-18%) also hurt.
•Notable changes in positioning include decreased exposure to real estate stocks in Singapore and a higher allocation to the U.K. By industry, meaningful allocation shifts include increased exposure to the self storage industry and a reduction in hotel & resort holdings.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 11, 2016 through July 31, 2024. Initial investment of $10,000. Class I $10,000 $9,920 $10,563 $11,466 $10,962 $14,341 $13,033 $12,040 $13,150 FTSE® EPRA℠/NAREIT® Developed Index $10,000 $9,960 $10,524 $11,380 $9,855 $13,420 $12,176 $11,285 $12,184 MSCI ACWI (All Country World Index) Index $10,000 $11,606 $12,928 $13,363 $14,382 $19,214 $17,256 $19,556 $22,962 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class I 9.22% 2.78% 3.49% FTSE® EPRA℠/NAREIT® Developed Index 7.97% 1.38% 2.51% MSCI ACWI (All Country World Index) Index 17.42% 11.43% 10.99% A From August 11, 2016 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 11, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,027,346
Holdings Count | shares	73
Advisory Fees Paid, Amount	$ 39,394
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$6,027,346
Number of Holdings	73
Total Advisory Fee	$39,394
Portfolio Turnover	32%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Residential REITs 19.8 Specialized REITs 19.1 Industrial REITs 18.3 Retail REITs 18.0 Real Estate Management & Development 11.9 Health Care REITs 7.1 Diversified REITs 2.8 Hotel & Resort REITs 1.3 Office REITs 0.6 Common Stocks 98.9 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) United States 61.9 United Kingdom 8.3 Japan 8.2 Australia 4.9 Canada 3.7 Singapore 3.0 France 2.3 Sweden 1.9 Germany 1.8 Others 4.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Prologis Inc 9.1 Equinix Inc 5.2 Public Storage Operating Co 3.9 Ventas Inc 3.6 Digital Realty Trust Inc 3.0 Kimco Realty Corp 2.8 Grainger PLC 2.6 NNN REIT Inc 2.5 UDR Inc 2.4 Welltower Inc 2.4 37.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Consumer Discretionary Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Consumer Discretionary Fund
Class Name	Fidelity Advisor® Consumer Discretionary Fund Class Z
Trading Symbol	FIJZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Consumer Discretionary Fund for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 66	0.62%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark for the fiscal year, led by hotels, resorts & cruise lines. Stock picking in footwear also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Dick's Sporting Goods (+56%). The stock was among the fund's largest holdings, though we decreased our stake this period. The second-largest relative contributor was an overweight in Williams-Sonoma (+129%). Another notable relative contributor was an overweight in Deckers Outdoor (+67%), and we decreased our holdings in the company.
•In contrast, the biggest detractors from performance versus the sector index were stock picks and an overweight in automotive parts & equipment. Stock selection in consumer staples merchandise retail also hampered the fund's relative result.
•The largest individual relative detractor was an overweight in Aptiv (-37%). The company was one of our biggest holdings at period end. A stake in Dollar Tree returned approximately -34% and was a second notable relative detractor. This period we decreased our position in Dollar Tree. An overweight in Five Below (-62%) also detracted. This was a position we established this period.
•Notable changes in positioning include increased exposure to the other specialty retail industry and a lower allocation to footwear.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through July 31, 2024. Initial investment of $10,000. Class Z $10,000 $10,336 $12,040 $16,643 $13,658 $15,377 $17,529 MSCI U.S. IMI Consumer Discretionary 25-50 Index $10,000 $10,388 $12,652 $18,604 $16,041 $17,671 $19,618 S&P 500® Index $10,000 $10,365 $11,604 $15,833 $15,098 $17,064 $20,843 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 13.99% 11.14% 10.10% MSCI U.S. IMI Consumer Discretionary 25-50 Index 11.02% 13.56% 12.25% S&P 500® Index 22.15% 15.00% 13.42% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 475,554,258
Holdings Count | shares	60
Advisory Fees Paid, Amount	$ 2,742,271
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$475,554,258
Number of Holdings	60
Total Advisory Fee	$2,742,271
Portfolio Turnover	25%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Broadline Retail 25.9 Specialty Retail 23.6 Hotels, Restaurants & Leisure 18.7 Automobiles 12.5 Textiles, Apparel & Luxury Goods 8.0 Household Durables 5.7 Automobile Components 3.1 Consumer Staples Distribution & Retail 1.1 Building Products 0.8 Others 0.7 Common Stocks 100.1 ASSET ALLOCATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (0.1)% United States 96.1 Canada 2.3 Brazil 0.7 France 0.3 United Kingdom 0.3 Switzerland 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Amazon.com Inc 23.9 Tesla Inc 10.8 Home Depot Inc/The 5.0 Lowe's Cos Inc 4.8 TJX Cos Inc/The 3.8 Hilton Worldwide Holdings Inc 3.2 Dick's Sporting Goods Inc 2.4 McDonald's Corp 2.4 Booking Holdings Inc 2.1 Aptiv PLC 2.1 60.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Global Real Estate Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Global Real Estate Fund
Class Name	Fidelity Advisor® Global Real Estate Fund Class M
Trading Symbol	FWRTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Global Real Estate Fund for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 151	1.45%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Investors in global real estate securities experienced fluctuating market conditions throughout the 12 months ending July 31, 2024, initially declining due to rate hike concerns but later rallying as hopes for rate cuts in 2024 grew. Market returns were weakened by a broadly stronger U.S. dollar.
•Against this backdrop, an underweight in Asia Pacific ex Japan - primarily Hong Kong - along with security selection in Japan, contributed to the fund's performance versus the FTSE® EPRASM/NAREIT® Developed Index for the fiscal year.
•By industry, security selection was the primary contributor, especially among diversified real estate activities stocks. Favorable picks in health care also boosted the fund's relative performance. Investment choices and an underweight in the diversified real estate segment helped as well.
•The top individual relative contributor was an overweight in Mitsui Fudosan (+57%). The company was one of the fund's biggest holdings. Outsized exposure to Mitsubishi Estate (+42%) was another plus. Not owning Wharf Real Estate Investment, an index component that returned -52%, also helped.
•In contrast, from a regional standpoint, stock picks in the U.K. and U.S. detracted from the fund's performance versus the real estate index.
•The biggest relative detractors were stock picks and an overweight in the single-family residential industry. Subpar investment choices and outsized exposure to industrial and multi-family residential stocks also were detrimental to performance.
•Not owning Simon Property Group, an index component that gained about 30%, was the largest individual relative detractor. An overweight stake in UOL Group (-22%) pressured performance as well. This period we decreased our stake in the company. Outsized exposure to Mitsui Fudosan Logistics Park (-18%) also hurt.
•Notable changes in positioning include decreased exposure to real estate stocks in Singapore and a higher allocation to the U.K. By industry, meaningful allocation shifts include increased exposure to the self storage industry and a reduction in hotel & resort holdings.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 11, 2016 through July 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,525 $10,087 $10,900 $10,369 $13,501 $12,216 $11,228 $12,189 FTSE® EPRA℠/NAREIT® Developed Index $10,000 $9,960 $10,524 $11,380 $9,855 $13,420 $12,176 $11,285 $12,184 MSCI ACWI (All Country World Index) Index $10,000 $11,606 $12,928 $13,363 $14,382 $19,214 $17,256 $19,556 $22,962 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class M (incl. 3.50% sales charge) 4.76% 1.53% 2.51% Class M (without 3.50% sales charge) 8.56% 2.26% 2.97% FTSE® EPRA℠/NAREIT® Developed Index 7.97% 1.38% 2.51% MSCI ACWI (All Country World Index) Index 17.42% 11.43% 10.99% A From August 11, 2016 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 11, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,027,346
Holdings Count | shares	73
Advisory Fees Paid, Amount	$ 39,394
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$6,027,346
Number of Holdings	73
Total Advisory Fee	$39,394
Portfolio Turnover	32%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Residential REITs 19.8 Specialized REITs 19.1 Industrial REITs 18.3 Retail REITs 18.0 Real Estate Management & Development 11.9 Health Care REITs 7.1 Diversified REITs 2.8 Hotel & Resort REITs 1.3 Office REITs 0.6 Common Stocks 98.9 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) United States 61.9 United Kingdom 8.3 Japan 8.2 Australia 4.9 Canada 3.7 Singapore 3.0 France 2.3 Sweden 1.9 Germany 1.8 Others 4.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Prologis Inc 9.1 Equinix Inc 5.2 Public Storage Operating Co 3.9 Ventas Inc 3.6 Digital Realty Trust Inc 3.0 Kimco Realty Corp 2.8 Grainger PLC 2.6 NNN REIT Inc 2.5 UDR Inc 2.4 Welltower Inc 2.4 37.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Industrials Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Industrials Fund
Class Name	Fidelity Advisor® Industrials Fund Class I
Trading Symbol	FCLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Industrials Fund for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 83	0.73%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark for the fiscal year, led by industrial machinery & supplies & components. Stock picks and an overweight in aerospace & defense also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Howmet Aerospace (+88%). The second-largest relative contributor was an overweight in General Electric (+88%), the fund's largest holding. Not owning United Parcel Service, an index component that returned roughly -27%, also contributed.
•In contrast, the primary detractor from performance versus the sector index was security selection in construction & engineering. The largest individual relative detractor was an overweight in Boeing (-20%), one of the fund's biggest holdings. A second notable relative detractor was an overweight in Knight-Swift Transportation (-9%). Another notable relative detractor was an overweight in Chart Industries (-12%).
•Notable changes in positioning include increased exposure to the trading companies & distributors industry and a lower allocation to environmental & facilities services.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2014 through July 31, 2024. Initial investment of $10,000. Class I $10,000 $10,845 $11,423 $12,898 $15,001 $15,348 $14,379 $19,552 $18,076 $21,514 $27,315 MSCI U.S. IMI Industrials 25-50 Index $10,000 $10,697 $11,622 $13,810 $15,836 $16,344 $15,397 $22,708 $21,070 $25,150 $29,881 S&P 500® Index $10,000 $11,121 $11,745 $13,629 $15,843 $17,108 $19,153 $26,134 $24,921 $28,165 $34,403 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 26.97% 12.22% 10.57% MSCI U.S. IMI Industrials 25-50 Index 18.81% 12.83% 11.57% S&P 500® Index 22.15% 15.00% 13.15% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 582,010,248
Holdings Count | shares	51
Advisory Fees Paid, Amount	$ 3,019,014
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$582,010,248
Number of Holdings	51
Total Advisory Fee	$3,019,014
Portfolio Turnover	29%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Aerospace & Defense 22.7 Machinery 20.2 Ground Transportation 13.1 Electrical Equipment 11.1 Building Products 10.2 Trading Companies & Distributors 5.6 Construction & Engineering 3.8 Air Freight & Logistics 3.6 Professional Services 3.2 Others 5.5 Common Stocks 99.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) General Electric Co 6.3 Union Pacific Corp 4.9 Ingersoll Rand Inc 4.9 Howmet Aerospace Inc 4.7 Boeing Co 4.2 Parker-Hannifin Corp 4.1 Trane Technologies PLC 3.9 TransDigm Group Inc 3.7 FedEx Corp 3.4 Eaton Corp PLC 3.3 43.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing and bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing and bookkeeping).The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing and bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing and bookkeeping).The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Real Estate Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Real Estate Fund
Class Name	Fidelity Advisor® Real Estate Fund Class C
Trading Symbol	FHECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Real Estate Fund for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 189	1.81%

Expenses Paid, Amount	$ 189
Expense Ratio, Percent	1.81%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection and industry positioning were the primary detractors from the fund's performance versus the MSCI US IMI Real Estate 25/50 Linked Index for the fiscal year, especially "other specialized" real estate investment trusts. Subpar picks and outsized exposure to the industrial and multi-family residential industries hurt as well.
•The biggest individual relative detractor this period was avoiding Iron Mountain, an index component that gained 73%. Similarly, not owning Simon Property Group, an index component that rose about 30%, proved detrimental to performance as well. An overweight stake in Americold Realty Trust (-4%) was another challenge, though we increased our investment in the stock this period.
•In contrast, the biggest contributor to performance versus the real estate index was stock selection among real estate services firms. Picks in health care also boosted the fund's relative performance. An undersized stake in timber REITs was another plus.
•The top individual relative contributor was an outsized stake in CBRE Group (+35%). The company was one of the fund's largest holdings. Avoiding shares of Realty Income, an index component that returned about -1%, aided performance as well. Not owning Weyerhaeuser, an index component that returned -4%, also proved advantageous.
•Notable changes in positioning include increased exposure to the retail industry and a lower allocation to other specialized REITs.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2014 through July 31, 2024. Initial investment of $10,000. Class C $10,000 $10,885 $12,779 $11,970 $12,181 $13,244 $12,191 $15,770 $14,770 $13,041 $14,358 MSCI US IMI Real Estate 25/50 Linked Index $10,000 $11,129 $13,457 $12,695 $13,185 $14,621 $12,238 $16,556 $15,854 $14,323 $15,860 S&P 500® Index $10,000 $11,121 $11,745 $13,629 $15,843 $17,108 $19,153 $26,134 $24,921 $28,165 $34,403 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 8.30% 1.33% 3.68% Class C 9.30% 1.33% 3.68% MSCI US IMI Real Estate 25/50 Linked Index 10.73% 1.64% 4.72% S&P 500® Index 22.15% 15.00% 13.15% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 237,005,518
Holdings Count | shares	35
Advisory Fees Paid, Amount	$ 1,374,363
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$237,005,518
Number of Holdings	35
Total Advisory Fee	$1,374,363
Portfolio Turnover	24%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Specialized REITs 37.6 Industrial REITs 16.2 Residential REITs 14.2 Retail REITs 10.8 Health Care REITs 9.1 Real Estate Management & Development 7.7 Hotel & Resort REITs 2.5 Office REITs 1.2 Common Stocks 99.3 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Prologis Inc 9.6 Equinix Inc 7.8 Crown Castle Inc 7.5 CBRE Group Inc Class A 6.3 American Tower Corp 5.9 Ventas Inc 5.8 CubeSmart 5.4 Digital Realty Trust Inc 3.5 Welltower Inc 3.3 Mid-America Apartment Communities Inc 3.3 58.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Technology Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Technology Fund
Class Name	Fidelity Advisor® Technology Fund Class I
Trading Symbol	FATIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Technology Fund for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 79	0.70%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, industry positioning was the primary contributor to the fund's performance versus the MSCI US IMI Information Technology 25/50 Index for the fiscal year, led by an overweight in the outperforming semiconductors group. An underweight in technology hardware, storage & peripherals also boosted the fund's relative performance.
•The fund's top individual relative contributor was an overweight in Nvidia (+150%), which was the biggest holding at period end even though we reduced our stake. The second-largest relative contributor was an underweight position in Apple (+13%). Still, Apple was one of the fund's largest holdings. Our larger-than-index stake in Splunk (+36%) also contributed. Splunk was not held at period end.
•In contrast, the biggest detractor from the fund's performance versus the sector index was stock picking in semiconductors. An overweight in the lagging internet services & infrastructure group also hampered the fund's relative result.
•The fund's largest individual relative detractor was an overweight in onsemi (-28%). We increased the size of the position in onsemi, and it was one of our largest holdings as of July 31. The fund's second-largest relative detractor this period was avoiding Broadcom, an index component that gained 82%. A non-index stake in GlobalFoundries (-20%) also notably hurt, but we increased our holdings this period.
•Notable changes in positioning include decreased exposure to the application software and internet services & infrastructure industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2014 through July 31, 2024. Initial investment of $10,000. Class I $10,000 $11,130 $12,048 $16,898 $21,249 $22,855 $34,104 $49,513 $41,313 $54,052 $68,871 MSCI U.S. IMI Information Technology 25-50 Index $10,000 $11,306 $12,261 $15,808 $20,247 $23,485 $32,225 $45,360 $41,091 $50,982 $64,137 S&P 500® Index $10,000 $11,121 $11,745 $13,629 $15,843 $17,108 $19,153 $26,134 $24,921 $28,165 $34,403 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 27.42% 24.68% 21.28% MSCI U.S. IMI Information Technology 25-50 Index 25.80% 22.25% 20.42% S&P 500® Index 22.15% 15.00% 13.15% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,458,251,428
Holdings Count | shares	89
Advisory Fees Paid, Amount	$ 31,726,651
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$6,458,251,428
Number of Holdings	89
Total Advisory Fee	$31,726,651
Portfolio Turnover	34%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Semiconductors & Semiconductor Equipment 41.8 Technology Hardware, Storage & Peripherals 20.7 Software 20.6 IT Services 4.4 Communications Equipment 2.5 Ground Transportation 2.2 Broadline Retail 1.5 Hotels, Restaurants & Leisure 0.6 Entertainment 0.5 Others 0.9 Common Stocks 94.5 Preferred Stocks 1.2 Preferred Securities 0.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 4.3 ASSET ALLOCATION (% of Fund's net assets) United States 91.2 China 4.5 Taiwan 2.0 Netherlands 1.2 Canada 1.0 India 0.1 Korea (South) 0.0 Israel 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 20.1 Apple Inc 19.2 Microsoft Corp 10.7 NXP Semiconductors NV 4.4 ON Semiconductor Corp 4.4 Marvell Technology Inc 3.9 Servicenow Inc 3.6 Okta Inc Class A 2.9 GlobalFoundries Inc 2.8 Cisco Systems Inc 2.5 74.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing and bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing and bookkeeping).The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing and bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing and bookkeeping).The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Financials Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Financials Fund
Class Name	Fidelity Advisor® Financials Fund Class C
Trading Symbol	FAFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Financials Fund for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 203	1.77%

Expenses Paid, Amount	$ 203
Expense Ratio, Percent	1.77%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI US IMI Financials 5% Capped Linked Index for the fiscal year, led by regional banks. Picks among reinsurance firms and insurance brokers also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Reinsurance Group of America (+64%), though we decreased our exposure to the stock this period. The company was among the fund's largest holdings. Avoiding shares of Visa, an index component that gained approximately 13%, helped as well. An outsized stake in Baldwin Insurance Group (+79%) was another plus.
•In contrast, the primary detractor from performance versus the sector index was stock selection in the property & casualty insurance industry. Subpar investment choices among life & health insurance and financial exchanges & data companies hurt as well.
•The biggest individual relative detractor this period was avoiding Progressive, an index component that rose 71%. Similarly, not owing KKR, an index component that increased approximately 110%, also proved detrimental to performance. An underweight stake in JPMorgan Chase (+38%) also hurt. The stock was not held at period end.
•Notable changes in positioning include increased exposure to the investment banking & brokerage and diversified financial services industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2014 through July 31, 2024. Initial investment of $10,000. Class C $10,000 $11,045 $10,285 $12,966 $14,429 $14,616 $12,308 $19,769 $18,952 $19,743 $25,701 MSCI U.S. IMI Financials 5% Capped Linked Index $10,000 $11,434 $11,272 $14,794 $16,593 $17,130 $14,510 $22,803 $21,734 $22,906 $29,316 S&P 500® Index $10,000 $11,121 $11,745 $13,629 $15,843 $17,108 $19,153 $26,134 $24,921 $28,165 $34,403 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 28.23% 11.62% 9.90% Class C 29.23% 11.62% 9.90% MSCI U.S. IMI Financials 5% Capped Linked Index 27.98% 11.35% 11.36% S&P 500® Index 22.15% 15.00% 13.15% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 507,414,487
Holdings Count | shares	66
Advisory Fees Paid, Amount	$ 2,566,292
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$507,414,487
Number of Holdings	66
Total Advisory Fee	$2,566,292
Portfolio Turnover	44%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Banks 35.0 Capital Markets 21.1 Financial Services 20.7 Insurance 18.5 Consumer Finance 3.7 Professional Services 1.0 Common Stocks 100.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) United States 93.0 United Kingdom 3.7 Puerto Rico 2.1 Grand Cayman (UK Overseas Ter) 0.7 Mexico 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Mastercard Inc Class A 10.1 Wells Fargo & Co 6.4 Bank of America Corp 5.1 Citigroup Inc 3.1 Chubb Ltd 2.6 M&T Bank Corp 2.6 Morgan Stanley 2.5 Apollo Global Management Inc 2.4 Reinsurance Group of America Inc 2.3 Popular Inc 2.1 39.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's name changed from Fidelity Advisor Financial Services Fund to Fidelity Advisor Financials Fund during the reporting period.
The fund's transfer agent and pricing and bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing and bookkeeping).The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Name [Text Block]	The fund's name changed from Fidelity Advisor Financial Services Fund to Fidelity Advisor Financials Fund during the reporting period.
Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing and bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing and bookkeeping).The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Technology Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Technology Fund
Class Name	Fidelity Advisor® Technology Fund Class Z
Trading Symbol	FIKHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Technology Fund for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 63	0.56%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, industry positioning was the primary contributor to the fund's performance versus the MSCI US IMI Information Technology 25/50 Index for the fiscal year, led by an overweight in the outperforming semiconductors group. An underweight in technology hardware, storage & peripherals also boosted the fund's relative performance.
•The fund's top individual relative contributor was an overweight in Nvidia (+150%), which was the biggest holding at period end even though we reduced our stake. The second-largest relative contributor was an underweight position in Apple (+13%). Still, Apple was one of the fund's largest holdings. Our larger-than-index stake in Splunk (+36%) also contributed. Splunk was not held at period end.
•In contrast, the biggest detractor from the fund's performance versus the sector index was stock picking in semiconductors. An overweight in the lagging internet services & infrastructure group also hampered the fund's relative result.
•The fund's largest individual relative detractor was an overweight in onsemi (-28%). We increased the size of the position in onsemi, and it was one of our largest holdings as of July 31. The fund's second-largest relative detractor this period was avoiding Broadcom, an index component that gained 82%. A non-index stake in GlobalFoundries (-20%) also notably hurt, but we increased our holdings this period.
•Notable changes in positioning include decreased exposure to the application software and internet services & infrastructure industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through July 31, 2024. Initial investment of $10,000. Class Z $10,000 $10,288 $15,370 $22,342 $18,664 $24,449 $31,190 MSCI U.S. IMI Information Technology 25-50 Index $10,000 $10,841 $14,876 $20,939 $18,969 $23,535 $29,607 S&P 500® Index $10,000 $10,365 $11,604 $15,833 $15,098 $17,064 $20,843 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 27.57% 24.83% 21.53% MSCI U.S. IMI Information Technology 25-50 Index 25.80% 22.25% 20.45% S&P 500® Index 22.15% 15.00% 13.42% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,458,251,428
Holdings Count | shares	89
Advisory Fees Paid, Amount	$ 31,726,651
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$6,458,251,428
Number of Holdings	89
Total Advisory Fee	$31,726,651
Portfolio Turnover	34%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Semiconductors & Semiconductor Equipment 41.8 Technology Hardware, Storage & Peripherals 20.7 Software 20.6 IT Services 4.4 Communications Equipment 2.5 Ground Transportation 2.2 Broadline Retail 1.5 Hotels, Restaurants & Leisure 0.6 Entertainment 0.5 Others 0.9 Common Stocks 94.5 Preferred Stocks 1.2 Preferred Securities 0.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 4.3 ASSET ALLOCATION (% of Fund's net assets) United States 91.2 China 4.5 Taiwan 2.0 Netherlands 1.2 Canada 1.0 India 0.1 Korea (South) 0.0 Israel 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 20.1 Apple Inc 19.2 Microsoft Corp 10.7 NXP Semiconductors NV 4.4 ON Semiconductor Corp 4.4 Marvell Technology Inc 3.9 Servicenow Inc 3.6 Okta Inc Class A 2.9 GlobalFoundries Inc 2.8 Cisco Systems Inc 2.5 74.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Operating expenses

The fund's transfer agent and pricing and bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing and bookkeeping).The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Operating expenses

The fund's transfer agent and pricing and bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing and bookkeeping).The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Real Estate Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Real Estate Fund
Class Name	Fidelity Advisor® Real Estate Fund Class A
Trading Symbol	FHEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Real Estate Fund for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 112	1.07%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection and industry positioning were the primary detractors from the fund's performance versus the MSCI US IMI Real Estate 25/50 Linked Index for the fiscal year, especially "other specialized" real estate investment trusts. Subpar picks and outsized exposure to the industrial and multi-family residential industries hurt as well.
•The biggest individual relative detractor this period was avoiding Iron Mountain, an index component that gained 73%. Similarly, not owning Simon Property Group, an index component that rose about 30%, proved detrimental to performance as well. An overweight stake in Americold Realty Trust (-4%) was another challenge, though we increased our investment in the stock this period.
•In contrast, the biggest contributor to performance versus the real estate index was stock selection among real estate services firms. Picks in health care also boosted the fund's relative performance. An undersized stake in timber REITs was another plus.
•The top individual relative contributor was an outsized stake in CBRE Group (+35%). The company was one of the fund's largest holdings. Avoiding shares of Realty Income, an index component that returned about -1%, aided performance as well. Not owning Weyerhaeuser, an index component that returned -4%, also proved advantageous.
•Notable changes in positioning include increased exposure to the retail industry and a lower allocation to other specialized REITs.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2014 through July 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $10,340 $12,235 $11,546 $11,841 $12,980 $12,044 $15,703 $14,816 $13,082 $14,403 MSCI US IMI Real Estate 25/50 Linked Index $10,000 $11,129 $13,457 $12,695 $13,185 $14,621 $12,238 $16,556 $15,854 $14,323 $15,860 S&P 500® Index $10,000 $11,121 $11,745 $13,629 $15,843 $17,108 $19,153 $26,134 $24,921 $28,165 $34,403 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 3.76% 0.90% 3.72% Class A (without 5.75% sales charge) 10.10% 2.10% 4.33% MSCI US IMI Real Estate 25/50 Linked Index 10.73% 1.64% 4.72% S&P 500® Index 22.15% 15.00% 13.15% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 237,005,518
Holdings Count | shares	35
Advisory Fees Paid, Amount	$ 1,374,363
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$237,005,518
Number of Holdings	35
Total Advisory Fee	$1,374,363
Portfolio Turnover	24%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Specialized REITs 37.6 Industrial REITs 16.2 Residential REITs 14.2 Retail REITs 10.8 Health Care REITs 9.1 Real Estate Management & Development 7.7 Hotel & Resort REITs 2.5 Office REITs 1.2 Common Stocks 99.3 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Prologis Inc 9.6 Equinix Inc 7.8 Crown Castle Inc 7.5 CBRE Group Inc Class A 6.3 American Tower Corp 5.9 Ventas Inc 5.8 CubeSmart 5.4 Digital Realty Trust Inc 3.5 Welltower Inc 3.3 Mid-America Apartment Communities Inc 3.3 58.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Global Real Estate Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Global Real Estate Fund
Class Name	Fidelity Advisor® Global Real Estate Fund Class C
Trading Symbol	FWRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Global Real Estate Fund for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 202	1.95%

Expenses Paid, Amount	$ 202
Expense Ratio, Percent	1.95%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Investors in global real estate securities experienced fluctuating market conditions throughout the 12 months ending July 31, 2024, initially declining due to rate hike concerns but later rallying as hopes for rate cuts in 2024 grew. Market returns were weakened by a broadly stronger U.S. dollar.
•Against this backdrop, an underweight in Asia Pacific ex Japan - primarily Hong Kong - along with security selection in Japan, contributed to the fund's performance versus the FTSE® EPRASM/NAREIT® Developed Index for the fiscal year.
•By industry, security selection was the primary contributor, especially among diversified real estate activities stocks. Favorable picks in health care also boosted the fund's relative performance. Investment choices and an underweight in the diversified real estate segment helped as well.
•The top individual relative contributor was an overweight in Mitsui Fudosan (+57%). The company was one of the fund's biggest holdings. Outsized exposure to Mitsubishi Estate (+42%) was another plus. Not owning Wharf Real Estate Investment, an index component that returned -52%, also helped.
•In contrast, from a regional standpoint, stock picks in the U.K. and U.S. detracted from the fund's performance versus the real estate index.
•The biggest relative detractors were stock picks and an overweight in the single-family residential industry. Subpar investment choices and outsized exposure to industrial and multi-family residential stocks also were detrimental to performance.
•Not owning Simon Property Group, an index component that gained about 30%, was the largest individual relative detractor. An overweight stake in UOL Group (-22%) pressured performance as well. This period we decreased our stake in the company. Outsized exposure to Mitsui Fudosan Logistics Park (-18%) also hurt.
•Notable changes in positioning include decreased exposure to real estate stocks in Singapore and a higher allocation to the U.K. By industry, meaningful allocation shifts include increased exposure to the self storage industry and a reduction in hotel & resort holdings.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 11, 2016 through July 31, 2024. Initial investment of $10,000. Class C $10,000 $9,823 $10,352 $11,130 $10,539 $13,647 $12,287 $11,239 $12,145 FTSE® EPRA℠/NAREIT® Developed Index $10,000 $9,960 $10,524 $11,380 $9,855 $13,420 $12,176 $11,285 $12,184 MSCI ACWI (All Country World Index) Index $10,000 $11,606 $12,928 $13,363 $14,382 $19,214 $17,256 $19,556 $22,962 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class C (incl. contingent deferred sales charge) 7.06% 1.76% 2.47% Class C 8.06% 1.76% 2.47% FTSE® EPRA℠/NAREIT® Developed Index 7.97% 1.38% 2.51% MSCI ACWI (All Country World Index) Index 17.42% 11.43% 10.99% A From August 11, 2016 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 11, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,027,346
Holdings Count | shares	73
Advisory Fees Paid, Amount	$ 39,394
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$6,027,346
Number of Holdings	73
Total Advisory Fee	$39,394
Portfolio Turnover	32%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Residential REITs 19.8 Specialized REITs 19.1 Industrial REITs 18.3 Retail REITs 18.0 Real Estate Management & Development 11.9 Health Care REITs 7.1 Diversified REITs 2.8 Hotel & Resort REITs 1.3 Office REITs 0.6 Common Stocks 98.9 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) United States 61.9 United Kingdom 8.3 Japan 8.2 Australia 4.9 Canada 3.7 Singapore 3.0 France 2.3 Sweden 1.9 Germany 1.8 Others 4.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Prologis Inc 9.1 Equinix Inc 5.2 Public Storage Operating Co 3.9 Ventas Inc 3.6 Digital Realty Trust Inc 3.0 Kimco Realty Corp 2.8 Grainger PLC 2.6 NNN REIT Inc 2.5 UDR Inc 2.4 Welltower Inc 2.4 37.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Biotechnology Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Biotechnology Fund
Class Name	Fidelity Advisor® Biotechnology Fund Class C
Trading Symbol	FBTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Biotechnology Fund for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 196	1.72%

Expenses Paid, Amount	$ 196
Expense Ratio, Percent	1.72%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI US IMI Biotechnology 25/50 Index for the fiscal year, led by biotechnology.
•The top individual relative contributor this period was avoiding Biogen, an index component that returned -21%. A non-index stake in Fusion Pharmaceuticals gained 544% and was the second-largest relative contributor. Another notable relative contributor was an underweight in Gilead Sciences (+4%). The stock was one of our top holdings this period, but it was not held on July 31.
•In contrast, the biggest detractor from performance versus the industry index was stock picking in pharmaceuticals.
•The fund's non-index stake in Ventyx Biosciences returned approximately -93% and was the biggest individual relative detractor. The stock was not held at period end. A second notable relative detractor was an underweight in Amgen (+46%). This was an investment we established this period. The company was one of our largest holdings. Another notable relative detractor was an overweight in Acelyrin (-73%).
•Notable changes in positioning include a lower allocation to pharmaceuticals.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2014 through July 31, 2024. Initial investment of $10,000. Class C $10,000 $15,843 $11,239 $12,752 $14,392 $13,403 $17,299 $19,575 $15,750 $18,141 $23,441 MSCI U.S. IMI Biotechnology 25-50 Index $10,000 $15,191 $12,163 $14,140 $15,791 $14,066 $18,593 $22,002 $19,500 $21,317 $27,056 S&P 500® Index $10,000 $11,121 $11,745 $13,629 $15,843 $17,108 $19,153 $26,134 $24,921 $28,165 $34,403 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 27.15% 11.48% 8.89% Class C 28.15% 11.48% 8.89% MSCI U.S. IMI Biotechnology 25-50 Index 26.92% 13.98% 10.47% S&P 500® Index 22.15% 15.00% 13.15% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,812,183,981
Holdings Count | shares	100
Advisory Fees Paid, Amount	$ 9,501,787
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$1,812,183,981
Number of Holdings	100
Total Advisory Fee	$9,501,787
Portfolio Turnover	73%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Biotechnology 92.6 Pharmaceuticals 5.7 Financial Services 0.2 Health Care Technology 0.1 Common Stocks 96.8 Preferred Stocks 1.8 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.4 ASSET ALLOCATION (% of Fund's net assets) United States 88.0 Netherlands 5.1 Denmark 3.5 Canada 1.3 Belgium 1.1 United Kingdom 1.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Abbvie Inc 18.3 Amgen Inc 9.4 Regeneron Pharmaceuticals Inc 7.0 Vertex Pharmaceuticals Inc 4.7 Alnylam Pharmaceuticals Inc 4.5 Argenx SE ADR 3.8 Ascendis Pharma A/S ADR 3.5 Vaxcyte Inc 2.6 Cytokinetics Inc 2.6 Viking Therapeutics Inc 2.3 58.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing and bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing and bookkeeping).The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing and bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing and bookkeeping).The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Financials Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Financials Fund
Class Name	Fidelity Advisor® Financials Fund Class M
Trading Symbol	FAFSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Financials Fund for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 146	1.27%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.27%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI US IMI Financials 5% Capped Linked Index for the fiscal year, led by regional banks. Picks among reinsurance firms and insurance brokers also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Reinsurance Group of America (+64%), though we decreased our exposure to the stock this period. The company was among the fund's largest holdings. Avoiding shares of Visa, an index component that gained approximately 13%, helped as well. An outsized stake in Baldwin Insurance Group (+79%) was another plus.
•In contrast, the primary detractor from performance versus the sector index was stock selection in the property & casualty insurance industry. Subpar investment choices among life & health insurance and financial exchanges & data companies hurt as well.
•The biggest individual relative detractor this period was avoiding Progressive, an index component that rose 71%. Similarly, not owing KKR, an index component that increased approximately 110%, also proved detrimental to performance. An underweight stake in JPMorgan Chase (+38%) also hurt. The stock was not held at period end.
•Notable changes in positioning include increased exposure to the investment banking & brokerage and diversified financial services industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2014 through July 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $10,710 $10,021 $12,689 $14,192 $14,443 $12,222 $19,736 $19,019 $19,757 $25,665 MSCI U.S. IMI Financials 5% Capped Linked Index $10,000 $11,434 $11,272 $14,794 $16,593 $17,130 $14,510 $22,803 $21,734 $22,906 $29,316 S&P 500® Index $10,000 $11,121 $11,745 $13,629 $15,843 $17,108 $19,153 $26,134 $24,921 $28,165 $34,403 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 25.36% 11.39% 9.88% Class M (without 3.50% sales charge) 29.90% 12.19% 10.28% MSCI U.S. IMI Financials 5% Capped Linked Index 27.98% 11.35% 11.36% S&P 500® Index 22.15% 15.00% 13.15% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 507,414,487
Holdings Count | shares	66
Advisory Fees Paid, Amount	$ 2,566,292
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$507,414,487
Number of Holdings	66
Total Advisory Fee	$2,566,292
Portfolio Turnover	44%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Banks 35.0 Capital Markets 21.1 Financial Services 20.7 Insurance 18.5 Consumer Finance 3.7 Professional Services 1.0 Common Stocks 100.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) United States 93.0 United Kingdom 3.7 Puerto Rico 2.1 Grand Cayman (UK Overseas Ter) 0.7 Mexico 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Mastercard Inc Class A 10.1 Wells Fargo & Co 6.4 Bank of America Corp 5.1 Citigroup Inc 3.1 Chubb Ltd 2.6 M&T Bank Corp 2.6 Morgan Stanley 2.5 Apollo Global Management Inc 2.4 Reinsurance Group of America Inc 2.3 Popular Inc 2.1 39.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's name changed from Fidelity Advisor Financial Services Fund to Fidelity Advisor Financials Fund during the reporting period.
The fund's transfer agent and pricing and bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing and bookkeeping).The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Name [Text Block]	The fund's name changed from Fidelity Advisor Financial Services Fund to Fidelity Advisor Financials Fund during the reporting period.
Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing and bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing and bookkeeping).The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Financials Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Financials Fund
Class Name	Fidelity Advisor® Financials Fund Class I
Trading Symbol	FFSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Financials Fund for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 86	0.75%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI US IMI Financials 5% Capped Linked Index for the fiscal year, led by regional banks. Picks among reinsurance firms and insurance brokers also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Reinsurance Group of America (+64%), though we decreased our exposure to the stock this period. The company was among the fund's largest holdings. Avoiding shares of Visa, an index component that gained approximately 13%, helped as well. An outsized stake in Baldwin Insurance Group (+79%) was another plus.
•In contrast, the primary detractor from performance versus the sector index was stock selection in the property & casualty insurance industry. Subpar investment choices among life & health insurance and financial exchanges & data companies hurt as well.
•The biggest individual relative detractor this period was avoiding Progressive, an index component that rose 71%. Similarly, not owing KKR, an index component that increased approximately 110%, also proved detrimental to performance. An underweight stake in JPMorgan Chase (+38%) also hurt. The stock was not held at period end.
•Notable changes in positioning include increased exposure to the investment banking & brokerage and diversified financial services industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2014 through July 31, 2024. Initial investment of $10,000. Class I $10,000 $11,161 $10,504 $13,377 $15,040 $15,395 $13,100 $21,263 $20,597 $21,518 $28,086 MSCI U.S. IMI Financials 5% Capped Linked Index $10,000 $11,434 $11,272 $14,794 $16,593 $17,130 $14,510 $22,803 $21,734 $22,906 $29,316 S&P 500® Index $10,000 $11,121 $11,745 $13,629 $15,843 $17,108 $19,153 $26,134 $24,921 $28,165 $34,403 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 30.52% 12.78% 10.88% MSCI U.S. IMI Financials 5% Capped Linked Index 27.98% 11.35% 11.36% S&P 500® Index 22.15% 15.00% 13.15% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 507,414,487
Holdings Count | shares	66
Advisory Fees Paid, Amount	$ 2,566,292
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$507,414,487
Number of Holdings	66
Total Advisory Fee	$2,566,292
Portfolio Turnover	44%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Banks 35.0 Capital Markets 21.1 Financial Services 20.7 Insurance 18.5 Consumer Finance 3.7 Professional Services 1.0 Common Stocks 100.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) United States 93.0 United Kingdom 3.7 Puerto Rico 2.1 Grand Cayman (UK Overseas Ter) 0.7 Mexico 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Mastercard Inc Class A 10.1 Wells Fargo & Co 6.4 Bank of America Corp 5.1 Citigroup Inc 3.1 Chubb Ltd 2.6 M&T Bank Corp 2.6 Morgan Stanley 2.5 Apollo Global Management Inc 2.4 Reinsurance Group of America Inc 2.3 Popular Inc 2.1 39.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's name changed from Fidelity Advisor Financial Services Fund to Fidelity Advisor Financials Fund during the reporting period.
The fund's transfer agent and pricing and bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing and bookkeeping).The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Name [Text Block]	The fund's name changed from Fidelity Advisor Financial Services Fund to Fidelity Advisor Financials Fund during the reporting period.
Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing and bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing and bookkeeping).The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Energy Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Energy Fund
Class Name	Fidelity Advisor® Energy Fund Class M
Trading Symbol	FAGNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Energy Fund for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 131	1.24%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI U.S. IMI Energy 25/50 Index for the fiscal year, led by oil & gas exploration & production. Stock picks in integrated oil & gas and independent power producers & energy traders also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in TechnipFMC (+62%). We pared our stake in TechnipFMC. The second-largest relative contributor was an underweight in Chevron (+2%). The stock was one of the fund's largest holdings even though we reduced the position this period. Another notable relative contributor was our non-index stake in Vistra (+186%).
•In contrast, the biggest detractors from performance versus the sector index were security selection and an underweight in oil & gas storage & transportation. Also hurting our relative result were overweights in oil & gas drilling and oil & gas equipment & services.
•Not owning Targa Resources, an index component that gained 69%, was the fund's biggest individual relative detractor. Not owning Williams Companies, an index component that gained 31%, was the fund's second-largest relative detractor. Another notable relative detractor this period was avoiding ONEOK, an index component that gained about 30%.
•Notable changes in positioning include increased exposure to the oil & gas drilling industry and a lower allocation to oil & gas exploration & production.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2014 through July 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $6,843 $6,910 $6,813 $8,431 $6,299 $3,801 $5,563 $9,494 $10,979 $12,202 MSCI U.S. IMI Energy 25-50 Index $10,000 $7,208 $7,220 $7,200 $8,707 $7,019 $4,258 $6,393 $10,594 $12,299 $13,570 S&P 500® Index $10,000 $11,121 $11,745 $13,629 $15,843 $17,108 $19,153 $26,134 $24,921 $28,165 $34,403 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 7.25% 13.33% 2.01% Class M (without 3.50% sales charge) 11.14% 14.14% 2.37% MSCI U.S. IMI Energy 25-50 Index 10.33% 14.09% 3.10% S&P 500® Index 22.15% 15.00% 13.15% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,311,457,602
Holdings Count | shares	43
Advisory Fees Paid, Amount	$ 7,393,032
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$1,311,457,602
Number of Holdings	43
Total Advisory Fee	$7,393,032
Portfolio Turnover	31%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Oil, Gas & Consumable Fuels 81.1 Energy Equipment & Services 16.3 Independent Power and Renewable Electricity Producers 1.4 Machinery 1.0 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) United States 82.6 Canada 13.4 United Kingdom 3.3 Norway 0.3 Cameroon 0.2 France 0.1 United Arab Emirates 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Exxon Mobil Corp 24.8 Cenovus Energy Inc 6.2 Schlumberger NV 5.4 Chevron Corp 4.8 Marathon Petroleum Corp 4.8 Canadian Natural Resources Ltd 4.5 Valero Energy Corp 3.9 Cheniere Energy Inc 3.9 Occidental Petroleum Corp 3.8 Hess Corp 3.4 65.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Energy Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Energy Fund
Class Name	Fidelity Advisor® Energy Fund Class A
Trading Symbol	FANAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Energy Fund for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 105	0.99%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI U.S. IMI Energy 25/50 Index for the fiscal year, led by oil & gas exploration & production. Stock picks in integrated oil & gas and independent power producers & energy traders also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in TechnipFMC (+62%). We pared our stake in TechnipFMC. The second-largest relative contributor was an underweight in Chevron (+2%). The stock was one of the fund's largest holdings even though we reduced the position this period. Another notable relative contributor was our non-index stake in Vistra (+186%).
•In contrast, the biggest detractors from performance versus the sector index were security selection and an underweight in oil & gas storage & transportation. Also hurting our relative result were overweights in oil & gas drilling and oil & gas equipment & services.
•Not owning Targa Resources, an index component that gained 69%, was the fund's biggest individual relative detractor. Not owning Williams Companies, an index component that gained 31%, was the fund's second-largest relative detractor. Another notable relative detractor this period was avoiding ONEOK, an index component that gained about 30%.
•Notable changes in positioning include increased exposure to the oil & gas drilling industry and a lower allocation to oil & gas exploration & production.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2014 through July 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $6,699 $6,783 $6,705 $8,319 $6,234 $3,769 $5,532 $9,467 $10,976 $12,232 MSCI U.S. IMI Energy 25-50 Index $10,000 $7,208 $7,220 $7,200 $8,707 $7,019 $4,258 $6,393 $10,594 $12,299 $13,570 S&P 500® Index $10,000 $11,121 $11,745 $13,629 $15,843 $17,108 $19,153 $26,134 $24,921 $28,165 $34,403 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 5.03% 13.08% 2.03% Class A (without 5.75% sales charge) 11.44% 14.43% 2.64% MSCI U.S. IMI Energy 25-50 Index 10.33% 14.09% 3.10% S&P 500® Index 22.15% 15.00% 13.15% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,311,457,602
Holdings Count | shares	43
Advisory Fees Paid, Amount	$ 7,393,032
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$1,311,457,602
Number of Holdings	43
Total Advisory Fee	$7,393,032
Portfolio Turnover	31%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Oil, Gas & Consumable Fuels 81.1 Energy Equipment & Services 16.3 Independent Power and Renewable Electricity Producers 1.4 Machinery 1.0 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) United States 82.6 Canada 13.4 United Kingdom 3.3 Norway 0.3 Cameroon 0.2 France 0.1 United Arab Emirates 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Exxon Mobil Corp 24.8 Cenovus Energy Inc 6.2 Schlumberger NV 5.4 Chevron Corp 4.8 Marathon Petroleum Corp 4.8 Canadian Natural Resources Ltd 4.5 Valero Energy Corp 3.9 Cheniere Energy Inc 3.9 Occidental Petroleum Corp 3.8 Hess Corp 3.4 65.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Financials Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Financials Fund
Class Name	Fidelity Advisor® Financials Fund Class A
Trading Symbol	FAFDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Financials Fund for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 118	1.03%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI US IMI Financials 5% Capped Linked Index for the fiscal year, led by regional banks. Picks among reinsurance firms and insurance brokers also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Reinsurance Group of America (+64%), though we decreased our exposure to the stock this period. The company was among the fund's largest holdings. Avoiding shares of Visa, an index component that gained approximately 13%, helped as well. An outsized stake in Baldwin Insurance Group (+79%) was another plus.
•In contrast, the primary detractor from performance versus the sector index was stock selection in the property & casualty insurance industry. Subpar investment choices among life & health insurance and financial exchanges & data companies hurt as well.
•The biggest individual relative detractor this period was avoiding Progressive, an index component that rose 71%. Similarly, not owing KKR, an index component that increased approximately 110%, also proved detrimental to performance. An underweight stake in JPMorgan Chase (+38%) also hurt. The stock was not held at period end.
•Notable changes in positioning include increased exposure to the investment banking & brokerage and diversified financial services industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2014 through July 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $10,489 $9,844 $12,499 $14,014 $14,301 $12,135 $19,639 $18,971 $19,762 $25,727 MSCI U.S. IMI Financials 5% Capped Linked Index $10,000 $11,434 $11,272 $14,794 $16,593 $17,130 $14,510 $22,803 $21,734 $22,906 $29,316 S&P 500® Index $10,000 $11,121 $11,745 $13,629 $15,843 $17,108 $19,153 $26,134 $24,921 $28,165 $34,403 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 22.69% 11.14% 9.91% Class A (without 5.75% sales charge) 30.18% 12.46% 10.56% MSCI U.S. IMI Financials 5% Capped Linked Index 27.98% 11.35% 11.36% S&P 500® Index 22.15% 15.00% 13.15% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 507,414,487
Holdings Count | shares	66
Advisory Fees Paid, Amount	$ 2,566,292
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$507,414,487
Number of Holdings	66
Total Advisory Fee	$2,566,292
Portfolio Turnover	44%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Banks 35.0 Capital Markets 21.1 Financial Services 20.7 Insurance 18.5 Consumer Finance 3.7 Professional Services 1.0 Common Stocks 100.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) United States 93.0 United Kingdom 3.7 Puerto Rico 2.1 Grand Cayman (UK Overseas Ter) 0.7 Mexico 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Mastercard Inc Class A 10.1 Wells Fargo & Co 6.4 Bank of America Corp 5.1 Citigroup Inc 3.1 Chubb Ltd 2.6 M&T Bank Corp 2.6 Morgan Stanley 2.5 Apollo Global Management Inc 2.4 Reinsurance Group of America Inc 2.3 Popular Inc 2.1 39.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's name changed from Fidelity Advisor Financial Services Fund to Fidelity Advisor Financials Fund during the reporting period.
The fund's transfer agent and pricing and bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing and bookkeeping).The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Name [Text Block]	The fund's name changed from Fidelity Advisor Financial Services Fund to Fidelity Advisor Financials Fund during the reporting period.
Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing and bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing and bookkeeping).The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Semiconductors Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Semiconductors Fund
Class Name	Fidelity Advisor® Semiconductors Fund Class C
Trading Symbol	FELCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Semiconductors Fund for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 204	1.71%

Expenses Paid, Amount	$ 204
Expense Ratio, Percent	1.71%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the MSCI U.S. IMI Semiconductors & Semiconductor Equipment 25/50 Index for the fiscal year, especially within semiconductors. Also hurting our result were picks in technology hardware, storage & peripherals. Lastly, the fund's position in cash was a notable detractor.
•The biggest individual relative detractor was an overweight in onsemi (-28%). This period we increased our stake in onsemi, and it was among our largest holdings. The fund's second-largest relative detractor was our non-index stake in GlobalFoundries (-20%). This period we increased our stake in GlobalFoundries, and it was among the fund's biggest holdings. An underweight in Broadcom (+82%) also detracted. The company was among the fund's largest holdings.
•In contrast, the primary contributors to performance versus the industry index were picks and an underweight in the semiconductor materials & equipment group.
•The fund's top individual relative contributor this period was avoiding Intel, an index component that returned -13%. The second-largest relative contributor was an underweight in Texas Instruments (+18%). This period we decreased our position in Texas Instruments. Not owning SolarEdge Technologies, an index component that returned -88%, was another notable relative contributor.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2014 through July 31, 2024. Initial investment of $10,000. Class C $10,000 $11,003 $13,147 $17,118 $21,634 $23,652 $30,685 $49,454 $47,513 $70,942 $98,975 MSCI U.S. IMI Semiconductors & Semiconductor Equipment 25-50 Index $10,000 $10,481 $13,028 $17,291 $21,750 $23,948 $32,281 $51,070 $48,484 $72,407 $107,971 S&P 500® Index $10,000 $11,121 $11,745 $13,629 $15,843 $17,108 $19,153 $26,134 $24,921 $28,165 $34,403 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 37.46% 32.74% 25.76% Class C 38.46% 32.74% 25.76% MSCI U.S. IMI Semiconductors & Semiconductor Equipment 25-50 Index 49.12% 35.15% 26.86% S&P 500® Index 22.15% 15.00% 13.15% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,698,217,311
Holdings Count | shares	45
Advisory Fees Paid, Amount	$ 11,387,050
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$2,698,217,311
Number of Holdings	45
Total Advisory Fee	$11,387,050
Portfolio Turnover	30%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Semiconductors & Semiconductor Equipment 92.7 Technology Hardware, Storage & Peripherals 2.4 Electronic Equipment, Instruments & Components 0.1 Financial Services 0.0 Metals & Mining 0.0 Common Stocks 95.0 Preferred Stocks 0.2 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 4.8 ASSET ALLOCATION (% of Fund's net assets) United States 79.9 Taiwan 7.1 China 5.6 Netherlands 5.0 Israel 1.7 Japan 0.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 25.8 ON Semiconductor Corp 7.3 Taiwan Semiconductor Manufacturing Co Ltd ADR 6.1 NXP Semiconductors NV 5.6 Micron Technology Inc 5.4 ASML Holding NV depository receipt 5.0 GlobalFoundries Inc 4.8 Lam Research Corp 4.8 Broadcom Inc 4.3 Advanced Micro Devices Inc 3.8 72.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Operating expenses

The fund's transfer agent and pricing and bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing and bookkeeping).The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Operating expenses

The fund's transfer agent and pricing and bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing and bookkeeping).The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Utilities Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Utilities Fund
Class Name	Fidelity Advisor® Utilities Fund Class I
Trading Symbol	FUGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Utilities Fund for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 79	0.73%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, both security selection and market selection contributed to the fund's performance versus the MSCI US IMI Utilities 25/50 Index for the fiscal year, led by our stock picks in electric utilities. An overweight in independent power producers & energy traders also boosted the fund's relative performance, as did stock choices and an underweight in multi-utilities.
•The top individual relative contributor was an overweight in Vistra (+185%). This period we decreased our position in the stock, but the company was among the fund's biggest holdings at the end of the period. A second notable relative contributor was an overweight in Constellation Energy (+99%). Like Vistra, we decreased our position in Constellation Energy this period, but the stock remained among the fund's largest holdings. Another notable relative contributor was an underweight in Exelon (-8%), a stock was not held at period end.
•In contrast, the biggest detractors from performance versus the sector index were stock picking and an overweight in renewable electricity. Our picks in coal & consumable fuels and gas utilities also hurt. Lastly, the fund's position in cash was a notable detractor.
•The largest individual relative detractor was an overweight in NextEra Energy Partners (-48%), the yield company subsidiary of another fund holding, NextEra Energy. This period we increased our investment in the stock. Other notable relative detractors included underweights in Duke Energy (+22%) and DTE Energy (+9%). We exited our positions in both during the period.
•Notable changes in positioning include decreased exposure to water utilities and a higher allocation to multi-utilities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2014 through July 31, 2024. Initial investment of $10,000. Class I $10,000 $10,235 $11,648 $12,833 $14,133 $15,835 $15,628 $18,020 $21,444 $21,156 $24,715 MSCI U.S. IMI Utilities 25-50 Index $10,000 $10,922 $13,519 $14,434 $15,013 $17,419 $17,988 $20,183 $23,242 $21,712 $24,456 S&P 500® Index $10,000 $11,121 $11,745 $13,629 $15,843 $17,108 $19,153 $26,134 $24,921 $28,165 $34,403 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 16.82% 9.31% 9.47% MSCI U.S. IMI Utilities 25-50 Index 12.64% 7.02% 9.36% S&P 500® Index 22.15% 15.00% 13.15% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 819,716,826
Holdings Count | shares	30
Advisory Fees Paid, Amount	$ 4,138,318
Investment Company Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$819,716,826
Number of Holdings	30
Total Advisory Fee	$4,138,318
Portfolio Turnover	84%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Electric Utilities 63.0 Multi-Utilities 23.0 Independent Power and Renewable Electricity Producers 7.0 Gas Utilities 2.2 Oil, Gas & Consumable Fuels 0.2 Common Stocks 95.4 Short-Term Investments and Net Other Assets (Liabilities) 4.6 ASSET ALLOCATION (% of Fund's net assets) United States 99.8 Australia 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NextEra Energy Inc 12.7 Sempra 7.1 PG&E Corp 5.9 American Electric Power Co Inc 5.6 Edison International 5.4 Public Service Enterprise Group Inc 5.0 Eversource Energy 5.0 Constellation Energy Corp 5.0 Entergy Corp 4.8 FirstEnergy Corp 4.3 60.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Health Care Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Health Care Fund
Class Name	Fidelity Advisor® Health Care Fund Class C
Trading Symbol	FHCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Health Care Fund for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 175	1.70%

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.70%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection and market selection were the primary detractors to the fund's performance versus the benchmark, led by health care services. Also hurting the fund's relative result was security selection in health care facilities and biotechnology.
•The largest individual relative detractor was an overweight in Penumbra (-45%), which was among our biggest holdings. It also hurt to overweight agilon health (-64%) and 10X Genomics (-67%). This period we decreased our position in agilon.
•In contrast, the biggest contributor to performance versus the sector index was security selection in pharmaceuticals. Stock picks in health care equipment also boosted relative performance.
•The top individual relative contributor was an overweight in Boston Scientific (+42%). The stock was the fund's largest holding, even though we decreased the fund's stake this period. It also helped to avoid index components Johnson & Johnson (-3%) and Pfizer (-10%).
•Notable changes in positioning include decreased exposure to the life sciences tools & services industry and a higher allocation to biotechnology.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2014 through July 31, 2024. Initial investment of $10,000. Class C $10,000 $13,304 $11,907 $12,940 $15,384 $15,708 $19,413 $23,253 $20,332 $21,087 $22,496 MSCI U.S. IMI Health Care 25-50 Index $10,000 $13,063 $12,726 $13,917 $16,068 $16,693 $19,997 $25,628 $24,807 $25,460 $28,709 S&P 500® Index $10,000 $11,121 $11,745 $13,629 $15,843 $17,108 $19,153 $26,134 $24,921 $28,165 $34,403 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 4.90% 7.13% 8.45% Class C 5.90% 7.13% 8.45% MSCI U.S. IMI Health Care 25-50 Index 12.76% 11.45% 11.12% S&P 500® Index 22.15% 15.00% 13.15% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 4,615,583,149
Holdings Count | shares	103
Advisory Fees Paid, Amount	$ 27,914,465
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$4,615,583,149
Number of Holdings	103
Total Advisory Fee	$27,914,465
Portfolio Turnover	37%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Biotechnology 24.4 Health Care Equipment & Supplies 23.5 Health Care Providers & Services 21.8 Pharmaceuticals 16.6 Life Sciences Tools & Services 10.9 Health Care Technology 2.0 Financial Services 0.2 Common Stocks 97.9 Preferred Stocks 1.5 Preferred Securities 0.2 Bonds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) United States 91.5 Netherlands 3.0 United Kingdom 1.7 Denmark 1.5 Belgium 1.3 Canada 0.9 Israel 0.1 China 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Boston Scientific Corp 9.6 Eli Lilly & Co 8.2 UnitedHealth Group Inc 7.8 Danaher Corp 6.4 Regeneron Pharmaceuticals Inc 4.4 Merck & Co Inc 3.9 Cigna Group/The 3.4 Penumbra Inc 3.1 Stryker Corp 2.4 Insulet Corp 2.2 51.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Industrials Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Industrials Fund
Class Name	Fidelity Advisor® Industrials Fund Class Z
Trading Symbol	FIKEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Industrials Fund for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 69	0.61%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark for the fiscal year, led by industrial machinery & supplies & components. Stock picks and an overweight in aerospace & defense also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Howmet Aerospace (+88%). The second-largest relative contributor was an overweight in General Electric (+88%), the fund's largest holding. Not owning United Parcel Service, an index component that returned roughly -27%, also contributed.
•In contrast, the primary detractor from performance versus the sector index was security selection in construction & engineering. The largest individual relative detractor was an overweight in Boeing (-20%), one of the fund's biggest holdings. A second notable relative detractor was an overweight in Knight-Swift Transportation (-9%). Another notable relative detractor was an overweight in Chart Industries (-12%).
•Notable changes in positioning include increased exposure to the trading companies & distributors industry and a lower allocation to environmental & facilities services.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through July 31, 2024. Initial investment of $10,000. Class Z $10,000 $9,808 $9,199 $12,525 $11,596 $13,816 $17,564 MSCI U.S. IMI Industrials 25-50 Index $10,000 $10,039 $9,457 $13,947 $12,942 $15,447 $18,353 S&P 500® Index $10,000 $10,365 $11,604 $15,833 $15,098 $17,064 $20,843 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 27.12% 12.36% 10.14% MSCI U.S. IMI Industrials 25-50 Index 18.81% 12.83% 10.97% S&P 500® Index 22.15% 15.00% 13.42% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 582,010,248
Holdings Count | shares	51
Advisory Fees Paid, Amount	$ 3,019,014
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$582,010,248
Number of Holdings	51
Total Advisory Fee	$3,019,014
Portfolio Turnover	29%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Aerospace & Defense 22.7 Machinery 20.2 Ground Transportation 13.1 Electrical Equipment 11.1 Building Products 10.2 Trading Companies & Distributors 5.6 Construction & Engineering 3.8 Air Freight & Logistics 3.6 Professional Services 3.2 Others 5.5 Common Stocks 99.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) General Electric Co 6.3 Union Pacific Corp 4.9 Ingersoll Rand Inc 4.9 Howmet Aerospace Inc 4.7 Boeing Co 4.2 Parker-Hannifin Corp 4.1 Trane Technologies PLC 3.9 TransDigm Group Inc 3.7 FedEx Corp 3.4 Eaton Corp PLC 3.3 43.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing and bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing and bookkeeping).The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing and bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing and bookkeeping).The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Global Real Estate Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Global Real Estate Fund
Class Name	Fidelity Advisor® Global Real Estate Fund Class Z
Trading Symbol	FIKKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Global Real Estate Fund for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 83	0.80%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Investors in global real estate securities experienced fluctuating market conditions throughout the 12 months ending July 31, 2024, initially declining due to rate hike concerns but later rallying as hopes for rate cuts in 2024 grew. Market returns were weakened by a broadly stronger U.S. dollar.
•Against this backdrop, an underweight in Asia Pacific ex Japan - primarily Hong Kong - along with security selection in Japan, contributed to the fund's performance versus the FTSE® EPRASM/NAREIT® Developed Index for the fiscal year.
•By industry, security selection was the primary contributor, especially among diversified real estate activities stocks. Favorable picks in health care also boosted the fund's relative performance. Investment choices and an underweight in the diversified real estate segment helped as well.
•The top individual relative contributor was an overweight in Mitsui Fudosan (+57%). The company was one of the fund's biggest holdings. Outsized exposure to Mitsubishi Estate (+42%) was another plus. Not owning Wharf Real Estate Investment, an index component that returned -52%, also helped.
•In contrast, from a regional standpoint, stock picks in the U.K. and U.S. detracted from the fund's performance versus the real estate index.
•The biggest relative detractors were stock picks and an overweight in the single-family residential industry. Subpar investment choices and outsized exposure to industrial and multi-family residential stocks also were detrimental to performance.
•Not owning Simon Property Group, an index component that gained about 30%, was the largest individual relative detractor. An overweight stake in UOL Group (-22%) pressured performance as well. This period we decreased our stake in the company. Outsized exposure to Mitsui Fudosan Logistics Park (-18%) also hurt.
•Notable changes in positioning include decreased exposure to real estate stocks in Singapore and a higher allocation to the U.K. By industry, meaningful allocation shifts include increased exposure to the self storage industry and a reduction in hotel & resort holdings.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through July 31, 2024. Initial investment of $10,000. Class Z $10,000 $11,017 $10,544 $13,820 $12,587 $11,646 $12,734 FTSE® EPRA℠/NAREIT® Developed Index $10,000 $11,066 $9,583 $13,050 $11,840 $10,973 $11,848 MSCI ACWI (All Country World Index) Index $10,000 $10,222 $11,001 $14,698 $13,199 $14,959 $17,565 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 9.34% 2.94% 4.23% FTSE® EPRA℠/NAREIT® Developed Index 7.97% 1.38% 2.95% MSCI ACWI (All Country World Index) Index 17.42% 11.43% 10.14% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,027,346
Holdings Count | shares	73
Advisory Fees Paid, Amount	$ 39,394
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$6,027,346
Number of Holdings	73
Total Advisory Fee	$39,394
Portfolio Turnover	32%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Residential REITs 19.8 Specialized REITs 19.1 Industrial REITs 18.3 Retail REITs 18.0 Real Estate Management & Development 11.9 Health Care REITs 7.1 Diversified REITs 2.8 Hotel & Resort REITs 1.3 Office REITs 0.6 Common Stocks 98.9 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) United States 61.9 United Kingdom 8.3 Japan 8.2 Australia 4.9 Canada 3.7 Singapore 3.0 France 2.3 Sweden 1.9 Germany 1.8 Others 4.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Prologis Inc 9.1 Equinix Inc 5.2 Public Storage Operating Co 3.9 Ventas Inc 3.6 Digital Realty Trust Inc 3.0 Kimco Realty Corp 2.8 Grainger PLC 2.6 NNN REIT Inc 2.5 UDR Inc 2.4 Welltower Inc 2.4 37.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Semiconductors Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Semiconductors Fund
Class Name	Fidelity Advisor® Semiconductors Fund Class I
Trading Symbol	FELIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Semiconductors Fund for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 86	0.71%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the MSCI U.S. IMI Semiconductors & Semiconductor Equipment 25/50 Index for the fiscal year, especially within semiconductors. Also hurting our result were picks in technology hardware, storage & peripherals. Lastly, the fund's position in cash was a notable detractor.
•The biggest individual relative detractor was an overweight in onsemi (-28%). This period we increased our stake in onsemi, and it was among our largest holdings. The fund's second-largest relative detractor was our non-index stake in GlobalFoundries (-20%). This period we increased our stake in GlobalFoundries, and it was among the fund's biggest holdings. An underweight in Broadcom (+82%) also detracted. The company was among the fund's largest holdings.
•In contrast, the primary contributors to performance versus the industry index were picks and an underweight in the semiconductor materials & equipment group.
•The fund's top individual relative contributor this period was avoiding Intel, an index component that returned -13%. The second-largest relative contributor was an underweight in Texas Instruments (+18%). This period we decreased our position in Texas Instruments. Not owning SolarEdge Technologies, an index component that returned -88%, was another notable relative contributor.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2014 through July 31, 2024. Initial investment of $10,000. Class I $10,000 $11,117 $13,435 $17,683 $22,589 $24,951 $32,705 $53,262 $51,688 $77,383 $108,234 MSCI U.S. IMI Semiconductors & Semiconductor Equipment 25-50 Index $10,000 $10,481 $13,028 $17,291 $21,750 $23,948 $32,281 $51,070 $48,484 $72,407 $107,971 S&P 500® Index $10,000 $11,121 $11,745 $13,629 $15,843 $17,108 $19,153 $26,134 $24,921 $28,165 $34,403 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 39.87% 34.11% 26.89% MSCI U.S. IMI Semiconductors & Semiconductor Equipment 25-50 Index 49.12% 35.15% 26.86% S&P 500® Index 22.15% 15.00% 13.15% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,698,217,311
Holdings Count | shares	45
Advisory Fees Paid, Amount	$ 11,387,050
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$2,698,217,311
Number of Holdings	45
Total Advisory Fee	$11,387,050
Portfolio Turnover	30%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Semiconductors & Semiconductor Equipment 92.7 Technology Hardware, Storage & Peripherals 2.4 Electronic Equipment, Instruments & Components 0.1 Financial Services 0.0 Metals & Mining 0.0 Common Stocks 95.0 Preferred Stocks 0.2 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 4.8 ASSET ALLOCATION (% of Fund's net assets) United States 79.9 Taiwan 7.1 China 5.6 Netherlands 5.0 Israel 1.7 Japan 0.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 25.8 ON Semiconductor Corp 7.3 Taiwan Semiconductor Manufacturing Co Ltd ADR 6.1 NXP Semiconductors NV 5.6 Micron Technology Inc 5.4 ASML Holding NV depository receipt 5.0 GlobalFoundries Inc 4.8 Lam Research Corp 4.8 Broadcom Inc 4.3 Advanced Micro Devices Inc 3.8 72.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing and bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing and bookkeeping).The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing and bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing and bookkeeping).The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Biotechnology Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Biotechnology Fund
Class Name	Fidelity Advisor® Biotechnology Fund Class M
Trading Symbol	FBTTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Biotechnology Fund for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 142	1.24%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI US IMI Biotechnology 25/50 Index for the fiscal year, led by biotechnology.
•The top individual relative contributor this period was avoiding Biogen, an index component that returned -21%. A non-index stake in Fusion Pharmaceuticals gained 544% and was the second-largest relative contributor. Another notable relative contributor was an underweight in Gilead Sciences (+4%). The stock was one of our top holdings this period, but it was not held on July 31.
•In contrast, the biggest detractor from performance versus the industry index was stock picking in pharmaceuticals.
•The fund's non-index stake in Ventyx Biosciences returned approximately -93% and was the biggest individual relative detractor. The stock was not held at period end. A second notable relative detractor was an underweight in Amgen (+46%). This was an investment we established this period. The company was one of our largest holdings. Another notable relative detractor was an overweight in Acelyrin (-73%).
•Notable changes in positioning include a lower allocation to pharmaceuticals.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2014 through July 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $15,360 $10,944 $12,463 $14,127 $13,217 $17,135 $19,480 $15,745 $18,087 $23,308 MSCI U.S. IMI Biotechnology 25-50 Index $10,000 $15,191 $12,163 $14,140 $15,791 $14,066 $18,593 $22,002 $19,500 $21,317 $27,056 S&P 500® Index $10,000 $11,121 $11,745 $13,629 $15,843 $17,108 $19,153 $26,134 $24,921 $28,165 $34,403 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 24.36% 11.22% 8.83% Class M (without 3.50% sales charge) 28.87% 12.01% 9.22% MSCI U.S. IMI Biotechnology 25-50 Index 26.92% 13.98% 10.47% S&P 500® Index 22.15% 15.00% 13.15% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,812,183,981
Holdings Count | shares	100
Advisory Fees Paid, Amount	$ 9,501,787
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$1,812,183,981
Number of Holdings	100
Total Advisory Fee	$9,501,787
Portfolio Turnover	73%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Biotechnology 92.6 Pharmaceuticals 5.7 Financial Services 0.2 Health Care Technology 0.1 Common Stocks 96.8 Preferred Stocks 1.8 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.4 ASSET ALLOCATION (% of Fund's net assets) United States 88.0 Netherlands 5.1 Denmark 3.5 Canada 1.3 Belgium 1.1 United Kingdom 1.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Abbvie Inc 18.3 Amgen Inc 9.4 Regeneron Pharmaceuticals Inc 7.0 Vertex Pharmaceuticals Inc 4.7 Alnylam Pharmaceuticals Inc 4.5 Argenx SE ADR 3.8 Ascendis Pharma A/S ADR 3.5 Vaxcyte Inc 2.6 Cytokinetics Inc 2.6 Viking Therapeutics Inc 2.3 58.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing and bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing and bookkeeping).The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing and bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing and bookkeeping).The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Health Care Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Health Care Fund
Class Name	Fidelity Advisor® Health Care Fund Class M
Trading Symbol	FACTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Health Care Fund for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 126	1.22%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection and market selection were the primary detractors to the fund's performance versus the benchmark, led by health care services. Also hurting the fund's relative result was security selection in health care facilities and biotechnology.
•The largest individual relative detractor was an overweight in Penumbra (-45%), which was among our biggest holdings. It also hurt to overweight agilon health (-64%) and 10X Genomics (-67%). This period we decreased our position in agilon.
•In contrast, the biggest contributor to performance versus the sector index was security selection in pharmaceuticals. Stock picks in health care equipment also boosted relative performance.
•The top individual relative contributor was an overweight in Boston Scientific (+42%). The stock was the fund's largest holding, even though we decreased the fund's stake this period. It also helped to avoid index components Johnson & Johnson (-3%) and Pfizer (-10%).
•Notable changes in positioning include decreased exposure to the life sciences tools & services industry and a higher allocation to biotechnology.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2014 through July 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $12,901 $11,604 $12,669 $15,135 $15,530 $19,287 $23,219 $20,405 $21,109 $22,466 MSCI U.S. IMI Health Care 25-50 Index $10,000 $13,063 $12,726 $13,917 $16,068 $16,693 $19,997 $25,628 $24,807 $25,460 $28,709 S&P 500® Index $10,000 $11,121 $11,745 $13,629 $15,843 $17,108 $19,153 $26,134 $24,921 $28,165 $34,403 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 2.71% 6.90% 8.43% Class M (without 3.50% sales charge) 6.43% 7.66% 8.82% MSCI U.S. IMI Health Care 25-50 Index 12.76% 11.45% 11.12% S&P 500® Index 22.15% 15.00% 13.15% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 4,615,583,149
Holdings Count | shares	103
Advisory Fees Paid, Amount	$ 27,914,465
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$4,615,583,149
Number of Holdings	103
Total Advisory Fee	$27,914,465
Portfolio Turnover	37%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Biotechnology 24.4 Health Care Equipment & Supplies 23.5 Health Care Providers & Services 21.8 Pharmaceuticals 16.6 Life Sciences Tools & Services 10.9 Health Care Technology 2.0 Financial Services 0.2 Common Stocks 97.9 Preferred Stocks 1.5 Preferred Securities 0.2 Bonds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) United States 91.5 Netherlands 3.0 United Kingdom 1.7 Denmark 1.5 Belgium 1.3 Canada 0.9 Israel 0.1 China 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Boston Scientific Corp 9.6 Eli Lilly & Co 8.2 UnitedHealth Group Inc 7.8 Danaher Corp 6.4 Regeneron Pharmaceuticals Inc 4.4 Merck & Co Inc 3.9 Cigna Group/The 3.4 Penumbra Inc 3.1 Stryker Corp 2.4 Insulet Corp 2.2 51.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Biotechnology Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Biotechnology Fund
Class Name	Fidelity Advisor® Biotechnology Fund Class A
Trading Symbol	FBTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Biotechnology Fund for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 113	0.98%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI US IMI Biotechnology 25/50 Index for the fiscal year, led by biotechnology.
•The top individual relative contributor this period was avoiding Biogen, an index component that returned -21%. A non-index stake in Fusion Pharmaceuticals gained 544% and was the second-largest relative contributor. Another notable relative contributor was an underweight in Gilead Sciences (+4%). The stock was one of our top holdings this period, but it was not held on July 31.
•In contrast, the biggest detractor from performance versus the industry index was stock picking in pharmaceuticals.
•The fund's non-index stake in Ventyx Biosciences returned approximately -93% and was the biggest individual relative detractor. The stock was not held at period end. A second notable relative detractor was an underweight in Amgen (+46%). This was an investment we established this period. The company was one of our largest holdings. Another notable relative detractor was an overweight in Acelyrin (-73%).
•Notable changes in positioning include a lower allocation to pharmaceuticals.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2014 through July 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $15,048 $10,752 $12,291 $13,975 $13,113 $17,047 $19,440 $15,756 $18,148 $23,450 MSCI U.S. IMI Biotechnology 25-50 Index $10,000 $15,191 $12,163 $14,140 $15,791 $14,066 $18,593 $22,002 $19,500 $21,317 $27,056 S&P 500® Index $10,000 $11,121 $11,745 $13,629 $15,843 $17,108 $19,153 $26,134 $24,921 $28,165 $34,403 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 21.78% 11.01% 8.90% Class A (without 5.75% sales charge) 29.21% 12.33% 9.54% MSCI U.S. IMI Biotechnology 25-50 Index 26.92% 13.98% 10.47% S&P 500® Index 22.15% 15.00% 13.15% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,812,183,981
Holdings Count | shares	100
Advisory Fees Paid, Amount	$ 9,501,787
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$1,812,183,981
Number of Holdings	100
Total Advisory Fee	$9,501,787
Portfolio Turnover	73%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Biotechnology 92.6 Pharmaceuticals 5.7 Financial Services 0.2 Health Care Technology 0.1 Common Stocks 96.8 Preferred Stocks 1.8 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.4 ASSET ALLOCATION (% of Fund's net assets) United States 88.0 Netherlands 5.1 Denmark 3.5 Canada 1.3 Belgium 1.1 United Kingdom 1.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Abbvie Inc 18.3 Amgen Inc 9.4 Regeneron Pharmaceuticals Inc 7.0 Vertex Pharmaceuticals Inc 4.7 Alnylam Pharmaceuticals Inc 4.5 Argenx SE ADR 3.8 Ascendis Pharma A/S ADR 3.5 Vaxcyte Inc 2.6 Cytokinetics Inc 2.6 Viking Therapeutics Inc 2.3 58.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing and bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing and bookkeeping).The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing and bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing and bookkeeping).The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Consumer Discretionary Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Consumer Discretionary Fund
Class Name	Fidelity Advisor® Consumer Discretionary Fund Class I
Trading Symbol	FCNIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Consumer Discretionary Fund for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 79	0.74%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark for the fiscal year, led by hotels, resorts & cruise lines. Stock picking in footwear also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Dick's Sporting Goods (+56%). The stock was among the fund's largest holdings, though we decreased our stake this period. The second-largest relative contributor was an overweight in Williams-Sonoma (+129%). Another notable relative contributor was an overweight in Deckers Outdoor (+67%), and we decreased our holdings in the company.
•In contrast, the biggest detractors from performance versus the sector index were stock picks and an overweight in automotive parts & equipment. Stock selection in consumer staples merchandise retail also hampered the fund's relative result.
•The largest individual relative detractor was an overweight in Aptiv (-37%). The company was one of our biggest holdings at period end. A stake in Dollar Tree returned approximately -34% and was a second notable relative detractor. This period we decreased our position in Dollar Tree. An overweight in Five Below (-62%) also detracted. This was a position we established this period.
•Notable changes in positioning include increased exposure to the other specialty retail industry and a lower allocation to footwear.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2014 through July 31, 2024. Initial investment of $10,000. Class I $10,000 $12,260 $12,245 $13,502 $16,669 $17,853 $20,771 $28,675 $23,502 $26,428 $30,087 MSCI U.S. IMI Consumer Discretionary 25-50 Index $10,000 $12,215 $12,366 $14,162 $17,199 $18,581 $22,632 $33,278 $28,694 $31,608 $35,092 S&P 500® Index $10,000 $11,121 $11,745 $13,629 $15,843 $17,108 $19,153 $26,134 $24,921 $28,165 $34,403 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 13.84% 11.00% 11.64% MSCI U.S. IMI Consumer Discretionary 25-50 Index 11.02% 13.56% 13.38% S&P 500® Index 22.15% 15.00% 13.15% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 475,554,258
Holdings Count | shares	60
Advisory Fees Paid, Amount	$ 2,742,271
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$475,554,258
Number of Holdings	60
Total Advisory Fee	$2,742,271
Portfolio Turnover	25%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Broadline Retail 25.9 Specialty Retail 23.6 Hotels, Restaurants & Leisure 18.7 Automobiles 12.5 Textiles, Apparel & Luxury Goods 8.0 Household Durables 5.7 Automobile Components 3.1 Consumer Staples Distribution & Retail 1.1 Building Products 0.8 Others 0.7 Common Stocks 100.1 ASSET ALLOCATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (0.1)% United States 96.1 Canada 2.3 Brazil 0.7 France 0.3 United Kingdom 0.3 Switzerland 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Amazon.com Inc 23.9 Tesla Inc 10.8 Home Depot Inc/The 5.0 Lowe's Cos Inc 4.8 TJX Cos Inc/The 3.8 Hilton Worldwide Holdings Inc 3.2 Dick's Sporting Goods Inc 2.4 McDonald's Corp 2.4 Booking Holdings Inc 2.1 Aptiv PLC 2.1 60.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Real Estate Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Real Estate Fund
Class Name	Fidelity Advisor® Real Estate Fund Class M
Trading Symbol	FHETX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Real Estate Fund for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 137	1.30%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection and industry positioning were the primary detractors from the fund's performance versus the MSCI US IMI Real Estate 25/50 Linked Index for the fiscal year, especially "other specialized" real estate investment trusts. Subpar picks and outsized exposure to the industrial and multi-family residential industries hurt as well.
•The biggest individual relative detractor this period was avoiding Iron Mountain, an index component that gained 73%. Similarly, not owning Simon Property Group, an index component that rose about 30%, proved detrimental to performance as well. An overweight stake in Americold Realty Trust (-4%) was another challenge, though we increased our investment in the stock this period.
•In contrast, the biggest contributor to performance versus the real estate index was stock selection among real estate services firms. Picks in health care also boosted the fund's relative performance. An undersized stake in timber REITs was another plus.
•The top individual relative contributor was an outsized stake in CBRE Group (+35%). The company was one of the fund's largest holdings. Avoiding shares of Realty Income, an index component that returned about -1%, aided performance as well. Not owning Weyerhaeuser, an index component that returned -4%, also proved advantageous.
•Notable changes in positioning include increased exposure to the retail industry and a lower allocation to other specialized REITs.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2014 through July 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $10,563 $12,467 $11,740 $12,014 $13,138 $12,163 $15,828 $14,906 $13,137 $14,431 MSCI US IMI Real Estate 25/50 Linked Index $10,000 $11,129 $13,457 $12,695 $13,185 $14,621 $12,238 $16,556 $15,854 $14,323 $15,860 S&P 500® Index $10,000 $11,121 $11,745 $13,629 $15,843 $17,108 $19,153 $26,134 $24,921 $28,165 $34,403 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 6.01% 1.17% 3.74% Class M (without 3.50% sales charge) 9.85% 1.90% 4.11% MSCI US IMI Real Estate 25/50 Linked Index 10.73% 1.64% 4.72% S&P 500® Index 22.15% 15.00% 13.15% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 237,005,518
Holdings Count | shares	35
Advisory Fees Paid, Amount	$ 1,374,363
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$237,005,518
Number of Holdings	35
Total Advisory Fee	$1,374,363
Portfolio Turnover	24%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Specialized REITs 37.6 Industrial REITs 16.2 Residential REITs 14.2 Retail REITs 10.8 Health Care REITs 9.1 Real Estate Management & Development 7.7 Hotel & Resort REITs 2.5 Office REITs 1.2 Common Stocks 99.3 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Prologis Inc 9.6 Equinix Inc 7.8 Crown Castle Inc 7.5 CBRE Group Inc Class A 6.3 American Tower Corp 5.9 Ventas Inc 5.8 CubeSmart 5.4 Digital Realty Trust Inc 3.5 Welltower Inc 3.3 Mid-America Apartment Communities Inc 3.3 58.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Industrials Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Industrials Fund
Class Name	Fidelity Advisor® Industrials Fund Class A
Trading Symbol	FCLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Industrials Fund for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 113	1.00%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark for the fiscal year, led by industrial machinery & supplies & components. Stock picks and an overweight in aerospace & defense also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Howmet Aerospace (+88%). The second-largest relative contributor was an overweight in General Electric (+88%), the fund's largest holding. Not owning United Parcel Service, an index component that returned roughly -27%, also contributed.
•In contrast, the primary detractor from performance versus the sector index was security selection in construction & engineering. The largest individual relative detractor was an overweight in Boeing (-20%), one of the fund's biggest holdings. A second notable relative detractor was an overweight in Knight-Swift Transportation (-9%). Another notable relative detractor was an overweight in Chart Industries (-12%).
•Notable changes in positioning include increased exposure to the trading companies & distributors industry and a lower allocation to environmental & facilities services.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2014 through July 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $10,195 $10,709 $12,060 $13,985 $14,274 $13,335 $18,086 $16,677 $19,792 $25,065 MSCI U.S. IMI Industrials 25-50 Index $10,000 $10,697 $11,622 $13,810 $15,836 $16,344 $15,397 $22,708 $21,070 $25,150 $29,881 S&P 500® Index $10,000 $11,121 $11,745 $13,629 $15,843 $17,108 $19,153 $26,134 $24,921 $28,165 $34,403 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 19.36% 10.60% 9.62% Class A (without 5.75% sales charge) 26.64% 11.92% 10.28% MSCI U.S. IMI Industrials 25-50 Index 18.81% 12.83% 11.57% S&P 500® Index 22.15% 15.00% 13.15% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 582,010,248
Holdings Count | shares	51
Advisory Fees Paid, Amount	$ 3,019,014
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$582,010,248
Number of Holdings	51
Total Advisory Fee	$3,019,014
Portfolio Turnover	29%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Aerospace & Defense 22.7 Machinery 20.2 Ground Transportation 13.1 Electrical Equipment 11.1 Building Products 10.2 Trading Companies & Distributors 5.6 Construction & Engineering 3.8 Air Freight & Logistics 3.6 Professional Services 3.2 Others 5.5 Common Stocks 99.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) General Electric Co 6.3 Union Pacific Corp 4.9 Ingersoll Rand Inc 4.9 Howmet Aerospace Inc 4.7 Boeing Co 4.2 Parker-Hannifin Corp 4.1 Trane Technologies PLC 3.9 TransDigm Group Inc 3.7 FedEx Corp 3.4 Eaton Corp PLC 3.3 43.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing and bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing and bookkeeping).The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing and bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing and bookkeeping).The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Consumer Discretionary Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Consumer Discretionary Fund
Class Name	Fidelity Advisor® Consumer Discretionary Fund Class M
Trading Symbol	FACPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Consumer Discretionary Fund for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 135	1.27%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.27%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark for the fiscal year, led by hotels, resorts & cruise lines. Stock picking in footwear also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Dick's Sporting Goods (+56%). The stock was among the fund's largest holdings, though we decreased our stake this period. The second-largest relative contributor was an overweight in Williams-Sonoma (+129%). Another notable relative contributor was an overweight in Deckers Outdoor (+67%), and we decreased our holdings in the company.
•In contrast, the biggest detractors from performance versus the sector index were stock picks and an overweight in automotive parts & equipment. Stock selection in consumer staples merchandise retail also hampered the fund's relative result.
•The largest individual relative detractor was an overweight in Aptiv (-37%). The company was one of our biggest holdings at period end. A stake in Dollar Tree returned approximately -34% and was a second notable relative detractor. This period we decreased our position in Dollar Tree. An overweight in Five Below (-62%) also detracted. This was a position we established this period.
•Notable changes in positioning include increased exposure to the other specialty retail industry and a lower allocation to footwear.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2014 through July 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $11,765 $11,686 $12,810 $15,728 $16,760 $19,391 $26,628 $21,706 $24,282 $27,493 MSCI U.S. IMI Consumer Discretionary 25-50 Index $10,000 $12,215 $12,366 $14,162 $17,199 $18,581 $22,632 $33,278 $28,694 $31,608 $35,092 S&P 500® Index $10,000 $11,121 $11,745 $13,629 $15,843 $17,108 $19,153 $26,134 $24,921 $28,165 $34,403 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 9.26% 9.62% 10.64% Class M (without 3.50% sales charge) 13.23% 10.41% 11.04% MSCI U.S. IMI Consumer Discretionary 25-50 Index 11.02% 13.56% 13.38% S&P 500® Index 22.15% 15.00% 13.15% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 475,554,258
Holdings Count | shares	60
Advisory Fees Paid, Amount	$ 2,742,271
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$475,554,258
Number of Holdings	60
Total Advisory Fee	$2,742,271
Portfolio Turnover	25%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Broadline Retail 25.9 Specialty Retail 23.6 Hotels, Restaurants & Leisure 18.7 Automobiles 12.5 Textiles, Apparel & Luxury Goods 8.0 Household Durables 5.7 Automobile Components 3.1 Consumer Staples Distribution & Retail 1.1 Building Products 0.8 Others 0.7 Common Stocks 100.1 ASSET ALLOCATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (0.1)% United States 96.1 Canada 2.3 Brazil 0.7 France 0.3 United Kingdom 0.3 Switzerland 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Amazon.com Inc 23.9 Tesla Inc 10.8 Home Depot Inc/The 5.0 Lowe's Cos Inc 4.8 TJX Cos Inc/The 3.8 Hilton Worldwide Holdings Inc 3.2 Dick's Sporting Goods Inc 2.4 McDonald's Corp 2.4 Booking Holdings Inc 2.1 Aptiv PLC 2.1 60.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Utilities Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Utilities Fund
Class Name	Fidelity Advisor® Utilities Fund Class M
Trading Symbol	FAUFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Utilities Fund for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 137	1.27%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.27%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, both security selection and market selection contributed to the fund's performance versus the MSCI US IMI Utilities 25/50 Index for the fiscal year, led by our stock picks in electric utilities. An overweight in independent power producers & energy traders also boosted the fund's relative performance, as did stock choices and an underweight in multi-utilities.
•The top individual relative contributor was an overweight in Vistra (+185%). This period we decreased our position in the stock, but the company was among the fund's biggest holdings at the end of the period. A second notable relative contributor was an overweight in Constellation Energy (+99%). Like Vistra, we decreased our position in Constellation Energy this period, but the stock remained among the fund's largest holdings. Another notable relative contributor was an underweight in Exelon (-8%), a stock was not held at period end.
•In contrast, the biggest detractors from performance versus the sector index were stock picking and an overweight in renewable electricity. Our picks in coal & consumable fuels and gas utilities also hurt. Lastly, the fund's position in cash was a notable detractor.
•The largest individual relative detractor was an overweight in NextEra Energy Partners (-48%), the yield company subsidiary of another fund holding, NextEra Energy. This period we increased our investment in the stock. Other notable relative detractors included underweights in Duke Energy (+22%) and DTE Energy (+9%). We exited our positions in both during the period.
•Notable changes in positioning include decreased exposure to water utilities and a higher allocation to multi-utilities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2014 through July 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,816 $11,111 $12,167 $13,327 $14,844 $14,575 $16,707 $19,776 $19,411 $22,554 MSCI U.S. IMI Utilities 25-50 Index $10,000 $10,922 $13,519 $14,434 $15,013 $17,419 $17,988 $20,183 $23,242 $21,712 $24,456 S&P 500® Index $10,000 $11,121 $11,745 $13,629 $15,843 $17,108 $19,153 $26,134 $24,921 $28,165 $34,403 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 12.13% 7.95% 8.47% Class M (without 3.50% sales charge) 16.19% 8.73% 8.86% MSCI U.S. IMI Utilities 25-50 Index 12.64% 7.02% 9.36% S&P 500® Index 22.15% 15.00% 13.15% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 819,716,826
Holdings Count | shares	30
Advisory Fees Paid, Amount	$ 4,138,318
Investment Company Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$819,716,826
Number of Holdings	30
Total Advisory Fee	$4,138,318
Portfolio Turnover	84%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Electric Utilities 63.0 Multi-Utilities 23.0 Independent Power and Renewable Electricity Producers 7.0 Gas Utilities 2.2 Oil, Gas & Consumable Fuels 0.2 Common Stocks 95.4 Short-Term Investments and Net Other Assets (Liabilities) 4.6 ASSET ALLOCATION (% of Fund's net assets) United States 99.8 Australia 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NextEra Energy Inc 12.7 Sempra 7.1 PG&E Corp 5.9 American Electric Power Co Inc 5.6 Edison International 5.4 Public Service Enterprise Group Inc 5.0 Eversource Energy 5.0 Constellation Energy Corp 5.0 Entergy Corp 4.8 FirstEnergy Corp 4.3 60.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Biotechnology Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Biotechnology Fund
Class Name	Fidelity Advisor® Biotechnology Fund Class Z
Trading Symbol	FIJYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Biotechnology Fund for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 68	0.60%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI US IMI Biotechnology 25/50 Index for the fiscal year, led by biotechnology.
•The top individual relative contributor this period was avoiding Biogen, an index component that returned -21%. A non-index stake in Fusion Pharmaceuticals gained 544% and was the second-largest relative contributor. Another notable relative contributor was an underweight in Gilead Sciences (+4%). The stock was one of our top holdings this period, but it was not held on July 31.
•In contrast, the biggest detractor from performance versus the industry index was stock picking in pharmaceuticals.
•The fund's non-index stake in Ventyx Biosciences returned approximately -93% and was the biggest individual relative detractor. The stock was not held at period end. A second notable relative detractor was an underweight in Amgen (+46%). This was an investment we established this period. The company was one of our largest holdings. Another notable relative detractor was an overweight in Acelyrin (-73%).
•Notable changes in positioning include a lower allocation to pharmaceuticals.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through July 31, 2024. Initial investment of $10,000. Class Z $10,000 $9,217 $12,031 $13,774 $11,207 $12,965 $16,814 MSCI U.S. IMI Biotechnology 25-50 Index $10,000 $8,683 $11,477 $13,581 $12,037 $13,159 $16,701 S&P 500® Index $10,000 $10,365 $11,604 $15,833 $15,098 $17,064 $20,843 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 29.69% 12.77% 9.32% MSCI U.S. IMI Biotechnology 25-50 Index 26.92% 13.98% 9.19% S&P 500® Index 22.15% 15.00% 13.42% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,812,183,981
Holdings Count | shares	100
Advisory Fees Paid, Amount	$ 9,501,787
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$1,812,183,981
Number of Holdings	100
Total Advisory Fee	$9,501,787
Portfolio Turnover	73%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Biotechnology 92.6 Pharmaceuticals 5.7 Financial Services 0.2 Health Care Technology 0.1 Common Stocks 96.8 Preferred Stocks 1.8 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.4 ASSET ALLOCATION (% of Fund's net assets) United States 88.0 Netherlands 5.1 Denmark 3.5 Canada 1.3 Belgium 1.1 United Kingdom 1.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Abbvie Inc 18.3 Amgen Inc 9.4 Regeneron Pharmaceuticals Inc 7.0 Vertex Pharmaceuticals Inc 4.7 Alnylam Pharmaceuticals Inc 4.5 Argenx SE ADR 3.8 Ascendis Pharma A/S ADR 3.5 Vaxcyte Inc 2.6 Cytokinetics Inc 2.6 Viking Therapeutics Inc 2.3 58.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing and bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing and bookkeeping).The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing and bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing and bookkeeping).The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Utilities Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Utilities Fund
Class Name	Fidelity Advisor® Utilities Fund Class Z
Trading Symbol	FIKIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Utilities Fund for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 62	0.57%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, both security selection and market selection contributed to the fund's performance versus the MSCI US IMI Utilities 25/50 Index for the fiscal year, led by our stock picks in electric utilities. An overweight in independent power producers & energy traders also boosted the fund's relative performance, as did stock choices and an underweight in multi-utilities.
•The top individual relative contributor was an overweight in Vistra (+185%). This period we decreased our position in the stock, but the company was among the fund's biggest holdings at the end of the period. A second notable relative contributor was an overweight in Constellation Energy (+99%). Like Vistra, we decreased our position in Constellation Energy this period, but the stock remained among the fund's largest holdings. Another notable relative contributor was an underweight in Exelon (-8%), a stock was not held at period end.
•In contrast, the biggest detractors from performance versus the sector index were stock picking and an overweight in renewable electricity. Our picks in coal & consumable fuels and gas utilities also hurt. Lastly, the fund's position in cash was a notable detractor.
•The largest individual relative detractor was an overweight in NextEra Energy Partners (-48%), the yield company subsidiary of another fund holding, NextEra Energy. This period we increased our investment in the stock. Other notable relative detractors included underweights in Duke Energy (+22%) and DTE Energy (+9%). We exited our positions in both during the period.
•Notable changes in positioning include decreased exposure to water utilities and a higher allocation to multi-utilities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through July 31, 2024. Initial investment of $10,000. Class Z $10,000 $10,904 $10,778 $12,439 $14,824 $14,644 $17,129 MSCI U.S. IMI Utilities 25-50 Index $10,000 $11,420 $11,793 $13,232 $15,237 $14,234 $16,033 S&P 500® Index $10,000 $10,365 $11,604 $15,833 $15,098 $17,064 $20,843 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 16.97% 9.45% 9.67% MSCI U.S. IMI Utilities 25-50 Index 12.64% 7.02% 8.43% S&P 500® Index 22.15% 15.00% 13.42% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 819,716,826
Holdings Count | shares	30
Advisory Fees Paid, Amount	$ 4,138,318
Investment Company Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$819,716,826
Number of Holdings	30
Total Advisory Fee	$4,138,318
Portfolio Turnover	84%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Electric Utilities 63.0 Multi-Utilities 23.0 Independent Power and Renewable Electricity Producers 7.0 Gas Utilities 2.2 Oil, Gas & Consumable Fuels 0.2 Common Stocks 95.4 Short-Term Investments and Net Other Assets (Liabilities) 4.6 ASSET ALLOCATION (% of Fund's net assets) United States 99.8 Australia 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NextEra Energy Inc 12.7 Sempra 7.1 PG&E Corp 5.9 American Electric Power Co Inc 5.6 Edison International 5.4 Public Service Enterprise Group Inc 5.0 Eversource Energy 5.0 Constellation Energy Corp 5.0 Entergy Corp 4.8 FirstEnergy Corp 4.3 60.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Global Real Estate Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Global Real Estate Fund
Class Name	Fidelity Advisor® Global Real Estate Fund Class A
Trading Symbol	FWRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Global Real Estate Fund for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 125	1.20%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Investors in global real estate securities experienced fluctuating market conditions throughout the 12 months ending July 31, 2024, initially declining due to rate hike concerns but later rallying as hopes for rate cuts in 2024 grew. Market returns were weakened by a broadly stronger U.S. dollar.
•Against this backdrop, an underweight in Asia Pacific ex Japan - primarily Hong Kong - along with security selection in Japan, contributed to the fund's performance versus the FTSE® EPRASM/NAREIT® Developed Index for the fiscal year.
•By industry, security selection was the primary contributor, especially among diversified real estate activities stocks. Favorable picks in health care also boosted the fund's relative performance. Investment choices and an underweight in the diversified real estate segment helped as well.
•The top individual relative contributor was an overweight in Mitsui Fudosan (+57%). The company was one of the fund's biggest holdings. Outsized exposure to Mitsubishi Estate (+42%) was another plus. Not owning Wharf Real Estate Investment, an index component that returned -52%, also helped.
•In contrast, from a regional standpoint, stock picks in the U.K. and U.S. detracted from the fund's performance versus the real estate index.
•The biggest relative detractors were stock picks and an overweight in the single-family residential industry. Subpar investment choices and outsized exposure to industrial and multi-family residential stocks also were detrimental to performance.
•Not owning Simon Property Group, an index component that gained about 30%, was the largest individual relative detractor. An overweight stake in UOL Group (-22%) pressured performance as well. This period we decreased our stake in the company. Outsized exposure to Mitsui Fudosan Logistics Park (-18%) also hurt.
•Notable changes in positioning include decreased exposure to real estate stocks in Singapore and a higher allocation to the U.K. By industry, meaningful allocation shifts include increased exposure to the self storage industry and a reduction in hotel & resort holdings.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 11, 2016 through July 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,331 $9,906 $10,722 $10,228 $13,356 $12,101 $11,156 $12,146 FTSE® EPRA℠/NAREIT® Developed Index $10,000 $9,960 $10,524 $11,380 $9,855 $13,420 $12,176 $11,285 $12,184 MSCI ACWI (All Country World Index) Index $10,000 $11,606 $12,928 $13,363 $14,382 $19,214 $17,256 $19,556 $22,962 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class A (incl. 5.75% sales charge) 2.62% 1.32% 2.47% Class A (without 5.75% sales charge) 8.88% 2.52% 3.23% FTSE® EPRA℠/NAREIT® Developed Index 7.97% 1.38% 2.51% MSCI ACWI (All Country World Index) Index 17.42% 11.43% 10.99% A From August 11, 2016 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 11, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,027,346
Holdings Count | shares	73
Advisory Fees Paid, Amount	$ 39,394
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$6,027,346
Number of Holdings	73
Total Advisory Fee	$39,394
Portfolio Turnover	32%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Residential REITs 19.8 Specialized REITs 19.1 Industrial REITs 18.3 Retail REITs 18.0 Real Estate Management & Development 11.9 Health Care REITs 7.1 Diversified REITs 2.8 Hotel & Resort REITs 1.3 Office REITs 0.6 Common Stocks 98.9 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) United States 61.9 United Kingdom 8.3 Japan 8.2 Australia 4.9 Canada 3.7 Singapore 3.0 France 2.3 Sweden 1.9 Germany 1.8 Others 4.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Prologis Inc 9.1 Equinix Inc 5.2 Public Storage Operating Co 3.9 Ventas Inc 3.6 Digital Realty Trust Inc 3.0 Kimco Realty Corp 2.8 Grainger PLC 2.6 NNN REIT Inc 2.5 UDR Inc 2.4 Welltower Inc 2.4 37.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Health Care Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Health Care Fund
Class Name	Fidelity Advisor® Health Care Fund Class I
Trading Symbol	FHCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Health Care Fund for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 72	0.70%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection and market selection were the primary detractors to the fund's performance versus the benchmark, led by health care services. Also hurting the fund's relative result was security selection in health care facilities and biotechnology.
•The largest individual relative detractor was an overweight in Penumbra (-45%), which was among our biggest holdings. It also hurt to overweight agilon health (-64%) and 10X Genomics (-67%). This period we decreased our position in agilon.
•In contrast, the biggest contributor to performance versus the sector index was security selection in pharmaceuticals. Stock picks in health care equipment also boosted relative performance.
•The top individual relative contributor was an overweight in Boston Scientific (+42%). The stock was the fund's largest holding, even though we decreased the fund's stake this period. It also helped to avoid index components Johnson & Johnson (-3%) and Pfizer (-10%).
•Notable changes in positioning include decreased exposure to the life sciences tools & services industry and a higher allocation to biotechnology.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2014 through July 31, 2024. Initial investment of $10,000. Class I $10,000 $13,440 $12,150 $13,338 $16,018 $16,522 $20,626 $24,959 $22,044 $22,921 $24,520 MSCI U.S. IMI Health Care 25-50 Index $10,000 $13,063 $12,726 $13,917 $16,068 $16,693 $19,997 $25,628 $24,807 $25,460 $28,709 S&P 500® Index $10,000 $11,121 $11,745 $13,629 $15,843 $17,108 $19,153 $26,134 $24,921 $28,165 $34,403 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 6.98% 8.22% 9.38% MSCI U.S. IMI Health Care 25-50 Index 12.76% 11.45% 11.12% S&P 500® Index 22.15% 15.00% 13.15% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 4,615,583,149
Holdings Count | shares	103
Advisory Fees Paid, Amount	$ 27,914,465
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$4,615,583,149
Number of Holdings	103
Total Advisory Fee	$27,914,465
Portfolio Turnover	37%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Biotechnology 24.4 Health Care Equipment & Supplies 23.5 Health Care Providers & Services 21.8 Pharmaceuticals 16.6 Life Sciences Tools & Services 10.9 Health Care Technology 2.0 Financial Services 0.2 Common Stocks 97.9 Preferred Stocks 1.5 Preferred Securities 0.2 Bonds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) United States 91.5 Netherlands 3.0 United Kingdom 1.7 Denmark 1.5 Belgium 1.3 Canada 0.9 Israel 0.1 China 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Boston Scientific Corp 9.6 Eli Lilly & Co 8.2 UnitedHealth Group Inc 7.8 Danaher Corp 6.4 Regeneron Pharmaceuticals Inc 4.4 Merck & Co Inc 3.9 Cigna Group/The 3.4 Penumbra Inc 3.1 Stryker Corp 2.4 Insulet Corp 2.2 51.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Financials Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Financials Fund
Class Name	Fidelity Advisor® Financials Fund Class Z
Trading Symbol	FIKBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Financials Fund for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 72	0.62%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI US IMI Financials 5% Capped Linked Index for the fiscal year, led by regional banks. Picks among reinsurance firms and insurance brokers also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Reinsurance Group of America (+64%), though we decreased our exposure to the stock this period. The company was among the fund's largest holdings. Avoiding shares of Visa, an index component that gained approximately 13%, helped as well. An outsized stake in Baldwin Insurance Group (+79%) was another plus.
•In contrast, the primary detractor from performance versus the sector index was stock selection in the property & casualty insurance industry. Subpar investment choices among life & health insurance and financial exchanges & data companies hurt as well.
•The biggest individual relative detractor this period was avoiding Progressive, an index component that rose 71%. Similarly, not owing KKR, an index component that increased approximately 110%, also proved detrimental to performance. An underweight stake in JPMorgan Chase (+38%) also hurt. The stock was not held at period end.
•Notable changes in positioning include increased exposure to the investment banking & brokerage and diversified financial services industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through July 31, 2024. Initial investment of $10,000. Class Z $10,000 $10,472 $8,924 $14,504 $14,065 $14,710 $19,231 MSCI U.S. IMI Financials 5% Capped Linked Index $10,000 $10,457 $8,858 $13,921 $13,268 $13,983 $17,897 S&P 500® Index $10,000 $10,365 $11,604 $15,833 $15,098 $17,064 $20,843 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 30.73% 12.92% 11.86% MSCI U.S. IMI Financials 5% Capped Linked Index 27.98% 11.35% 10.49% S&P 500® Index 22.15% 15.00% 13.42% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 507,414,487
Holdings Count | shares	66
Advisory Fees Paid, Amount	$ 2,566,292
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$507,414,487
Number of Holdings	66
Total Advisory Fee	$2,566,292
Portfolio Turnover	44%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Banks 35.0 Capital Markets 21.1 Financial Services 20.7 Insurance 18.5 Consumer Finance 3.7 Professional Services 1.0 Common Stocks 100.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) United States 93.0 United Kingdom 3.7 Puerto Rico 2.1 Grand Cayman (UK Overseas Ter) 0.7 Mexico 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Mastercard Inc Class A 10.1 Wells Fargo & Co 6.4 Bank of America Corp 5.1 Citigroup Inc 3.1 Chubb Ltd 2.6 M&T Bank Corp 2.6 Morgan Stanley 2.5 Apollo Global Management Inc 2.4 Reinsurance Group of America Inc 2.3 Popular Inc 2.1 39.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's name changed from Fidelity Advisor Financial Services Fund to Fidelity Advisor Financials Fund during the reporting period.
The fund's transfer agent and pricing and bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing and bookkeeping).The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Name [Text Block]	The fund's name changed from Fidelity Advisor Financial Services Fund to Fidelity Advisor Financials Fund during the reporting period.
Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing and bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing and bookkeeping).The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Semiconductors Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Semiconductors Fund
Class Name	Fidelity Advisor® Semiconductors Fund Class M
Trading Symbol	FELTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Semiconductors Fund for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 144	1.21%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the MSCI U.S. IMI Semiconductors & Semiconductor Equipment 25/50 Index for the fiscal year, especially within semiconductors. Also hurting our result were picks in technology hardware, storage & peripherals. Lastly, the fund's position in cash was a notable detractor.
•The biggest individual relative detractor was an overweight in onsemi (-28%). This period we increased our stake in onsemi, and it was among our largest holdings. The fund's second-largest relative detractor was our non-index stake in GlobalFoundries (-20%). This period we increased our stake in GlobalFoundries, and it was among the fund's biggest holdings. An underweight in Broadcom (+82%) also detracted. The company was among the fund's largest holdings.
•In contrast, the primary contributors to performance versus the industry index were picks and an underweight in the semiconductor materials & equipment group.
•The fund's top individual relative contributor this period was avoiding Intel, an index component that returned -13%. The second-largest relative contributor was an underweight in Texas Instruments (+18%). This period we decreased our position in Texas Instruments. Not owning SolarEdge Technologies, an index component that returned -88%, was another notable relative contributor.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2014 through July 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $10,668 $12,803 $16,735 $21,245 $23,337 $30,403 $49,249 $47,558 $70,838 $98,591 MSCI U.S. IMI Semiconductors & Semiconductor Equipment 25-50 Index $10,000 $10,481 $13,028 $17,291 $21,750 $23,948 $32,281 $51,070 $48,484 $72,407 $107,971 S&P 500® Index $10,000 $11,121 $11,745 $13,629 $15,843 $17,108 $19,153 $26,134 $24,921 $28,165 $34,403 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 34.31% 32.45% 25.71% Class M (without 3.50% sales charge) 39.18% 33.40% 26.16% MSCI U.S. IMI Semiconductors & Semiconductor Equipment 25-50 Index 49.12% 35.15% 26.86% S&P 500® Index 22.15% 15.00% 13.15% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,698,217,311
Holdings Count | shares	45
Advisory Fees Paid, Amount	$ 11,387,050
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$2,698,217,311
Number of Holdings	45
Total Advisory Fee	$11,387,050
Portfolio Turnover	30%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Semiconductors & Semiconductor Equipment 92.7 Technology Hardware, Storage & Peripherals 2.4 Electronic Equipment, Instruments & Components 0.1 Financial Services 0.0 Metals & Mining 0.0 Common Stocks 95.0 Preferred Stocks 0.2 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 4.8 ASSET ALLOCATION (% of Fund's net assets) United States 79.9 Taiwan 7.1 China 5.6 Netherlands 5.0 Israel 1.7 Japan 0.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 25.8 ON Semiconductor Corp 7.3 Taiwan Semiconductor Manufacturing Co Ltd ADR 6.1 NXP Semiconductors NV 5.6 Micron Technology Inc 5.4 ASML Holding NV depository receipt 5.0 GlobalFoundries Inc 4.8 Lam Research Corp 4.8 Broadcom Inc 4.3 Advanced Micro Devices Inc 3.8 72.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing and bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing and bookkeeping).The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing and bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing and bookkeeping).The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Health Care Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Health Care Fund
Class Name	Fidelity Advisor® Health Care Fund Class Z
Trading Symbol	FIKCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Health Care Fund for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 58	0.56%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection and market selection were the primary detractors to the fund's performance versus the benchmark, led by health care services. Also hurting the fund's relative result was security selection in health care facilities and biotechnology.
•The largest individual relative detractor was an overweight in Penumbra (-45%), which was among our biggest holdings. It also hurt to overweight agilon health (-64%) and 10X Genomics (-67%). This period we decreased our position in agilon.
•In contrast, the biggest contributor to performance versus the sector index was security selection in pharmaceuticals. Stock picks in health care equipment also boosted relative performance.
•The top individual relative contributor was an overweight in Boston Scientific (+42%). The stock was the fund's largest holding, even though we decreased the fund's stake this period. It also helped to avoid index components Johnson & Johnson (-3%) and Pfizer (-10%).
•Notable changes in positioning include decreased exposure to the life sciences tools & services industry and a higher allocation to biotechnology.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through July 31, 2024. Initial investment of $10,000. Class Z $10,000 $9,714 $12,141 $14,709 $13,008 $13,543 $14,506 MSCI U.S. IMI Health Care 25-50 Index $10,000 $9,682 $11,598 $14,864 $14,388 $14,767 $16,651 S&P 500® Index $10,000 $10,365 $11,604 $15,833 $15,098 $17,064 $20,843 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 7.11% 8.35% 6.58% MSCI U.S. IMI Health Care 25-50 Index 12.76% 11.45% 9.14% S&P 500® Index 22.15% 15.00% 13.42% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 4,615,583,149
Holdings Count | shares	103
Advisory Fees Paid, Amount	$ 27,914,465
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$4,615,583,149
Number of Holdings	103
Total Advisory Fee	$27,914,465
Portfolio Turnover	37%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Biotechnology 24.4 Health Care Equipment & Supplies 23.5 Health Care Providers & Services 21.8 Pharmaceuticals 16.6 Life Sciences Tools & Services 10.9 Health Care Technology 2.0 Financial Services 0.2 Common Stocks 97.9 Preferred Stocks 1.5 Preferred Securities 0.2 Bonds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) United States 91.5 Netherlands 3.0 United Kingdom 1.7 Denmark 1.5 Belgium 1.3 Canada 0.9 Israel 0.1 China 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Boston Scientific Corp 9.6 Eli Lilly & Co 8.2 UnitedHealth Group Inc 7.8 Danaher Corp 6.4 Regeneron Pharmaceuticals Inc 4.4 Merck & Co Inc 3.9 Cigna Group/The 3.4 Penumbra Inc 3.1 Stryker Corp 2.4 Insulet Corp 2.2 51.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Health Care Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Health Care Fund
Class Name	Fidelity Advisor® Health Care Fund Class A
Trading Symbol	FACDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Health Care Fund for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 100	0.96%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection and market selection were the primary detractors to the fund's performance versus the benchmark, led by health care services. Also hurting the fund's relative result was security selection in health care facilities and biotechnology.
•The largest individual relative detractor was an overweight in Penumbra (-45%), which was among our biggest holdings. It also hurt to overweight agilon health (-64%) and 10X Genomics (-67%). This period we decreased our position in agilon.
•In contrast, the biggest contributor to performance versus the sector index was security selection in pharmaceuticals. Stock picks in health care equipment also boosted relative performance.
•The top individual relative contributor was an overweight in Boston Scientific (+42%). The stock was the fund's largest holding, even though we decreased the fund's stake this period. It also helped to avoid index components Johnson & Johnson (-3%) and Pfizer (-10%).
•Notable changes in positioning include decreased exposure to the life sciences tools & services industry and a higher allocation to biotechnology.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2014 through July 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $12,636 $11,395 $12,474 $14,945 $15,374 $19,141 $23,102 $20,352 $21,109 $22,519 MSCI U.S. IMI Health Care 25-50 Index $10,000 $13,063 $12,726 $13,917 $16,068 $16,693 $19,997 $25,628 $24,807 $25,460 $28,709 S&P 500® Index $10,000 $11,121 $11,745 $13,629 $15,843 $17,108 $19,153 $26,134 $24,921 $28,165 $34,403 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 0.55% 6.66% 8.46% Class A (without 5.75% sales charge) 6.68% 7.93% 9.10% MSCI U.S. IMI Health Care 25-50 Index 12.76% 11.45% 11.12% S&P 500® Index 22.15% 15.00% 13.15% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 4,615,583,149
Holdings Count | shares	103
Advisory Fees Paid, Amount	$ 27,914,465
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$4,615,583,149
Number of Holdings	103
Total Advisory Fee	$27,914,465
Portfolio Turnover	37%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Biotechnology 24.4 Health Care Equipment & Supplies 23.5 Health Care Providers & Services 21.8 Pharmaceuticals 16.6 Life Sciences Tools & Services 10.9 Health Care Technology 2.0 Financial Services 0.2 Common Stocks 97.9 Preferred Stocks 1.5 Preferred Securities 0.2 Bonds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) United States 91.5 Netherlands 3.0 United Kingdom 1.7 Denmark 1.5 Belgium 1.3 Canada 0.9 Israel 0.1 China 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Boston Scientific Corp 9.6 Eli Lilly & Co 8.2 UnitedHealth Group Inc 7.8 Danaher Corp 6.4 Regeneron Pharmaceuticals Inc 4.4 Merck & Co Inc 3.9 Cigna Group/The 3.4 Penumbra Inc 3.1 Stryker Corp 2.4 Insulet Corp 2.2 51.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Real Estate Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Real Estate Fund
Class Name	Fidelity Advisor® Real Estate Fund Class Z
Trading Symbol	FIKJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Real Estate Fund for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 67	0.64%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection and industry positioning were the primary detractors from the fund's performance versus the MSCI US IMI Real Estate 25/50 Linked Index for the fiscal year, especially "other specialized" real estate investment trusts. Subpar picks and outsized exposure to the industrial and multi-family residential industries hurt as well.
•The biggest individual relative detractor this period was avoiding Iron Mountain, an index component that gained 73%. Similarly, not owning Simon Property Group, an index component that rose about 30%, proved detrimental to performance as well. An overweight stake in Americold Realty Trust (-4%) was another challenge, though we increased our investment in the stock this period.
•In contrast, the biggest contributor to performance versus the real estate index was stock selection among real estate services firms. Picks in health care also boosted the fund's relative performance. An undersized stake in timber REITs was another plus.
•The top individual relative contributor was an outsized stake in CBRE Group (+35%). The company was one of the fund's largest holdings. Avoiding shares of Realty Income, an index component that returned about -1%, aided performance as well. Not owning Weyerhaeuser, an index component that returned -4%, also proved advantageous.
•Notable changes in positioning include increased exposure to the retail industry and a lower allocation to other specialized REITs.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through July 31, 2024. Initial investment of $10,000. Class Z $10,000 $11,122 $10,366 $13,574 $12,867 $11,413 $12,622 MSCI US IMI Real Estate 25/50 Linked Index $10,000 $11,209 $9,382 $12,693 $12,155 $10,981 $12,159 S&P 500® Index $10,000 $10,365 $11,604 $15,833 $15,098 $17,064 $20,843 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 10.60% 2.56% 4.07% MSCI US IMI Real Estate 25/50 Linked Index 10.73% 1.64% 3.41% S&P 500® Index 22.15% 15.00% 13.42% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 237,005,518
Holdings Count | shares	35
Advisory Fees Paid, Amount	$ 1,374,363
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$237,005,518
Number of Holdings	35
Total Advisory Fee	$1,374,363
Portfolio Turnover	24%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Specialized REITs 37.6 Industrial REITs 16.2 Residential REITs 14.2 Retail REITs 10.8 Health Care REITs 9.1 Real Estate Management & Development 7.7 Hotel & Resort REITs 2.5 Office REITs 1.2 Common Stocks 99.3 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Prologis Inc 9.6 Equinix Inc 7.8 Crown Castle Inc 7.5 CBRE Group Inc Class A 6.3 American Tower Corp 5.9 Ventas Inc 5.8 CubeSmart 5.4 Digital Realty Trust Inc 3.5 Welltower Inc 3.3 Mid-America Apartment Communities Inc 3.3 58.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Biotechnology Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Biotechnology Fund
Class Name	Fidelity Advisor® Biotechnology Fund Class I
Trading Symbol	FBTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Biotechnology Fund for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 82	0.72%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI US IMI Biotechnology 25/50 Index for the fiscal year, led by biotechnology.
•The top individual relative contributor this period was avoiding Biogen, an index component that returned -21%. A non-index stake in Fusion Pharmaceuticals gained 544% and was the second-largest relative contributor. Another notable relative contributor was an underweight in Gilead Sciences (+4%). The stock was one of our top holdings this period, but it was not held on July 31.
•In contrast, the biggest detractor from performance versus the industry index was stock picking in pharmaceuticals.
•The fund's non-index stake in Ventyx Biosciences returned approximately -93% and was the biggest individual relative detractor. The stock was not held at period end. A second notable relative detractor was an underweight in Amgen (+46%). This was an investment we established this period. The company was one of our largest holdings. Another notable relative detractor was an overweight in Acelyrin (-73%).
•Notable changes in positioning include a lower allocation to pharmaceuticals.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2014 through July 31, 2024. Initial investment of $10,000. Class I $10,000 $16,000 $11,469 $13,139 $14,982 $14,100 $18,376 $21,010 $17,073 $19,721 $25,543 MSCI U.S. IMI Biotechnology 25-50 Index $10,000 $15,191 $12,163 $14,140 $15,791 $14,066 $18,593 $22,002 $19,500 $21,317 $27,056 S&P 500® Index $10,000 $11,121 $11,745 $13,629 $15,843 $17,108 $19,153 $26,134 $24,921 $28,165 $34,403 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 29.53% 12.62% 9.83% MSCI U.S. IMI Biotechnology 25-50 Index 26.92% 13.98% 10.47% S&P 500® Index 22.15% 15.00% 13.15% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,812,183,981
Holdings Count | shares	100
Advisory Fees Paid, Amount	$ 9,501,787
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$1,812,183,981
Number of Holdings	100
Total Advisory Fee	$9,501,787
Portfolio Turnover	73%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Biotechnology 92.6 Pharmaceuticals 5.7 Financial Services 0.2 Health Care Technology 0.1 Common Stocks 96.8 Preferred Stocks 1.8 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.4 ASSET ALLOCATION (% of Fund's net assets) United States 88.0 Netherlands 5.1 Denmark 3.5 Canada 1.3 Belgium 1.1 United Kingdom 1.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Abbvie Inc 18.3 Amgen Inc 9.4 Regeneron Pharmaceuticals Inc 7.0 Vertex Pharmaceuticals Inc 4.7 Alnylam Pharmaceuticals Inc 4.5 Argenx SE ADR 3.8 Ascendis Pharma A/S ADR 3.5 Vaxcyte Inc 2.6 Cytokinetics Inc 2.6 Viking Therapeutics Inc 2.3 58.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing and bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing and bookkeeping).The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing and bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing and bookkeeping).The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Technology Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Technology Fund
Class Name	Fidelity Advisor® Technology Fund Class A
Trading Symbol	FADTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Technology Fund for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 107	0.95%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, industry positioning was the primary contributor to the fund's performance versus the MSCI US IMI Information Technology 25/50 Index for the fiscal year, led by an overweight in the outperforming semiconductors group. An underweight in technology hardware, storage & peripherals also boosted the fund's relative performance.
•The fund's top individual relative contributor was an overweight in Nvidia (+150%), which was the biggest holding at period end even though we reduced our stake. The second-largest relative contributor was an underweight position in Apple (+13%). Still, Apple was one of the fund's largest holdings. Our larger-than-index stake in Splunk (+36%) also contributed. Splunk was not held at period end.
•In contrast, the biggest detractor from the fund's performance versus the sector index was stock picking in semiconductors. An overweight in the lagging internet services & infrastructure group also hampered the fund's relative result.
•The fund's largest individual relative detractor was an overweight in onsemi (-28%). We increased the size of the position in onsemi, and it was one of our largest holdings as of July 31. The fund's second-largest relative detractor this period was avoiding Broadcom, an index component that gained 82%. A non-index stake in GlobalFoundries (-20%) also notably hurt, but we increased our holdings this period.
•Notable changes in positioning include decreased exposure to the application software and internet services & infrastructure industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2014 through July 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $10,456 $11,278 $15,772 $19,783 $21,219 $31,580 $45,729 $38,057 $49,667 $63,121 MSCI U.S. IMI Information Technology 25-50 Index $10,000 $11,306 $12,261 $15,808 $20,247 $23,485 $32,225 $45,360 $41,091 $50,982 $64,137 S&P 500® Index $10,000 $11,121 $11,745 $13,629 $15,843 $17,108 $19,153 $26,134 $24,921 $28,165 $34,403 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 19.78% 22.90% 20.23% Class A (without 5.75% sales charge) 27.09% 24.36% 20.95% MSCI U.S. IMI Information Technology 25-50 Index 25.80% 22.25% 20.42% S&P 500® Index 22.15% 15.00% 13.15% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,458,251,428
Holdings Count | shares	89
Advisory Fees Paid, Amount	$ 31,726,651
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$6,458,251,428
Number of Holdings	89
Total Advisory Fee	$31,726,651
Portfolio Turnover	34%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Semiconductors & Semiconductor Equipment 41.8 Technology Hardware, Storage & Peripherals 20.7 Software 20.6 IT Services 4.4 Communications Equipment 2.5 Ground Transportation 2.2 Broadline Retail 1.5 Hotels, Restaurants & Leisure 0.6 Entertainment 0.5 Others 0.9 Common Stocks 94.5 Preferred Stocks 1.2 Preferred Securities 0.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 4.3 ASSET ALLOCATION (% of Fund's net assets) United States 91.2 China 4.5 Taiwan 2.0 Netherlands 1.2 Canada 1.0 India 0.1 Korea (South) 0.0 Israel 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 20.1 Apple Inc 19.2 Microsoft Corp 10.7 NXP Semiconductors NV 4.4 ON Semiconductor Corp 4.4 Marvell Technology Inc 3.9 Servicenow Inc 3.6 Okta Inc Class A 2.9 GlobalFoundries Inc 2.8 Cisco Systems Inc 2.5 74.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing and bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing and bookkeeping).The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing and bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing and bookkeeping).The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Consumer Discretionary Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Consumer Discretionary Fund
Class Name	Fidelity Advisor® Consumer Discretionary Fund Class C
Trading Symbol	FCECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Consumer Discretionary Fund for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 188	1.76%

Expenses Paid, Amount	$ 188
Expense Ratio, Percent	1.76%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark for the fiscal year, led by hotels, resorts & cruise lines. Stock picking in footwear also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Dick's Sporting Goods (+56%). The stock was among the fund's largest holdings, though we decreased our stake this period. The second-largest relative contributor was an overweight in Williams-Sonoma (+129%). Another notable relative contributor was an overweight in Deckers Outdoor (+67%), and we decreased our holdings in the company.
•In contrast, the biggest detractors from performance versus the sector index were stock picks and an overweight in automotive parts & equipment. Stock selection in consumer staples merchandise retail also hampered the fund's relative result.
•The largest individual relative detractor was an overweight in Aptiv (-37%). The company was one of our biggest holdings at period end. A stake in Dollar Tree returned approximately -34% and was a second notable relative detractor. This period we decreased our position in Dollar Tree. An overweight in Five Below (-62%) also detracted. This was a position we established this period.
•Notable changes in positioning include increased exposure to the other specialty retail industry and a lower allocation to footwear.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2014 through July 31, 2024. Initial investment of $10,000. Class C $10,000 $12,137 $12,002 $13,092 $15,998 $16,962 $19,529 $26,688 $21,648 $24,276 $27,562 MSCI U.S. IMI Consumer Discretionary 25-50 Index $10,000 $12,215 $12,366 $14,162 $17,199 $18,581 $22,632 $33,278 $28,694 $31,608 $35,092 S&P 500® Index $10,000 $11,121 $11,745 $13,629 $15,843 $17,108 $19,153 $26,134 $24,921 $28,165 $34,403 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 11.70% 9.87% 10.67% Class C 12.70% 9.87% 10.67% MSCI U.S. IMI Consumer Discretionary 25-50 Index 11.02% 13.56% 13.38% S&P 500® Index 22.15% 15.00% 13.15% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 475,554,258
Holdings Count | shares	60
Advisory Fees Paid, Amount	$ 2,742,271
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$475,554,258
Number of Holdings	60
Total Advisory Fee	$2,742,271
Portfolio Turnover	25%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Broadline Retail 25.9 Specialty Retail 23.6 Hotels, Restaurants & Leisure 18.7 Automobiles 12.5 Textiles, Apparel & Luxury Goods 8.0 Household Durables 5.7 Automobile Components 3.1 Consumer Staples Distribution & Retail 1.1 Building Products 0.8 Others 0.7 Common Stocks 100.1 ASSET ALLOCATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (0.1)% United States 96.1 Canada 2.3 Brazil 0.7 France 0.3 United Kingdom 0.3 Switzerland 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Amazon.com Inc 23.9 Tesla Inc 10.8 Home Depot Inc/The 5.0 Lowe's Cos Inc 4.8 TJX Cos Inc/The 3.8 Hilton Worldwide Holdings Inc 3.2 Dick's Sporting Goods Inc 2.4 McDonald's Corp 2.4 Booking Holdings Inc 2.1 Aptiv PLC 2.1 60.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Energy Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Energy Fund
Class Name	Fidelity Advisor® Energy Fund Class Z
Trading Symbol	FIKAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Energy Fund for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 63	0.59%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI U.S. IMI Energy 25/50 Index for the fiscal year, led by oil & gas exploration & production. Stock picks in integrated oil & gas and independent power producers & energy traders also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in TechnipFMC (+62%). We pared our stake in TechnipFMC. The second-largest relative contributor was an underweight in Chevron (+2%). The stock was one of the fund's largest holdings even though we reduced the position this period. Another notable relative contributor was our non-index stake in Vistra (+186%).
•In contrast, the biggest detractors from performance versus the sector index were security selection and an underweight in oil & gas storage & transportation. Also hurting our relative result were overweights in oil & gas drilling and oil & gas equipment & services.
•Not owning Targa Resources, an index component that gained 69%, was the fund's biggest individual relative detractor. Not owning Williams Companies, an index component that gained 31%, was the fund's second-largest relative detractor. Another notable relative detractor this period was avoiding ONEOK, an index component that gained about 30%.
•Notable changes in positioning include increased exposure to the oil & gas drilling industry and a lower allocation to oil & gas exploration & production.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through July 31, 2024. Initial investment of $10,000. Class Z $10,000 $7,566 $4,598 $6,781 $11,652 $13,563 $15,178 MSCI U.S. IMI Energy 25-50 Index $10,000 $7,981 $4,842 $7,269 $12,046 $13,985 $15,431 S&P 500® Index $10,000 $10,365 $11,604 $15,833 $15,098 $17,064 $20,843 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 11.90% 14.94% 7.42% MSCI U.S. IMI Energy 25-50 Index 10.33% 14.09% 7.72% S&P 500® Index 22.15% 15.00% 13.42% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,311,457,602
Holdings Count | shares	43
Advisory Fees Paid, Amount	$ 7,393,032
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$1,311,457,602
Number of Holdings	43
Total Advisory Fee	$7,393,032
Portfolio Turnover	31%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Oil, Gas & Consumable Fuels 81.1 Energy Equipment & Services 16.3 Independent Power and Renewable Electricity Producers 1.4 Machinery 1.0 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) United States 82.6 Canada 13.4 United Kingdom 3.3 Norway 0.3 Cameroon 0.2 France 0.1 United Arab Emirates 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Exxon Mobil Corp 24.8 Cenovus Energy Inc 6.2 Schlumberger NV 5.4 Chevron Corp 4.8 Marathon Petroleum Corp 4.8 Canadian Natural Resources Ltd 4.5 Valero Energy Corp 3.9 Cheniere Energy Inc 3.9 Occidental Petroleum Corp 3.8 Hess Corp 3.4 65.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Energy Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Energy Fund
Class Name	Fidelity Advisor® Energy Fund Class I
Trading Symbol	FANIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Energy Fund for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 76	0.72%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI U.S. IMI Energy 25/50 Index for the fiscal year, led by oil & gas exploration & production. Stock picks in integrated oil & gas and independent power producers & energy traders also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in TechnipFMC (+62%). We pared our stake in TechnipFMC. The second-largest relative contributor was an underweight in Chevron (+2%). The stock was one of the fund's largest holdings even though we reduced the position this period. Another notable relative contributor was our non-index stake in Vistra (+186%).
•In contrast, the biggest detractors from performance versus the sector index were security selection and an underweight in oil & gas storage & transportation. Also hurting our relative result were overweights in oil & gas drilling and oil & gas equipment & services.
•Not owning Targa Resources, an index component that gained 69%, was the fund's biggest individual relative detractor. Not owning Williams Companies, an index component that gained 31%, was the fund's second-largest relative detractor. Another notable relative detractor this period was avoiding ONEOK, an index component that gained about 30%.
•Notable changes in positioning include increased exposure to the oil & gas drilling industry and a lower allocation to oil & gas exploration & production.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2014 through July 31, 2024. Initial investment of $10,000. Class I $10,000 $7,127 $7,234 $7,172 $8,924 $6,707 $4,069 $5,992 $10,284 $11,955 $13,358 MSCI U.S. IMI Energy 25-50 Index $10,000 $7,208 $7,220 $7,200 $8,707 $7,019 $4,258 $6,393 $10,594 $12,299 $13,570 S&P 500® Index $10,000 $11,121 $11,745 $13,629 $15,843 $17,108 $19,153 $26,134 $24,921 $28,165 $34,403 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 11.73% 14.77% 2.94% MSCI U.S. IMI Energy 25-50 Index 10.33% 14.09% 3.10% S&P 500® Index 22.15% 15.00% 13.15% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,311,457,602
Holdings Count | shares	43
Advisory Fees Paid, Amount	$ 7,393,032
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$1,311,457,602
Number of Holdings	43
Total Advisory Fee	$7,393,032
Portfolio Turnover	31%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Oil, Gas & Consumable Fuels 81.1 Energy Equipment & Services 16.3 Independent Power and Renewable Electricity Producers 1.4 Machinery 1.0 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) United States 82.6 Canada 13.4 United Kingdom 3.3 Norway 0.3 Cameroon 0.2 France 0.1 United Arab Emirates 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Exxon Mobil Corp 24.8 Cenovus Energy Inc 6.2 Schlumberger NV 5.4 Chevron Corp 4.8 Marathon Petroleum Corp 4.8 Canadian Natural Resources Ltd 4.5 Valero Energy Corp 3.9 Cheniere Energy Inc 3.9 Occidental Petroleum Corp 3.8 Hess Corp 3.4 65.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Consumer Discretionary Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Consumer Discretionary Fund
Class Name	Fidelity Advisor® Consumer Discretionary Fund Class A
Trading Symbol	FCNAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Consumer Discretionary Fund for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 107	1.00%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark for the fiscal year, led by hotels, resorts & cruise lines. Stock picking in footwear also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Dick's Sporting Goods (+56%). The stock was among the fund's largest holdings, though we decreased our stake this period. The second-largest relative contributor was an overweight in Williams-Sonoma (+129%). Another notable relative contributor was an overweight in Deckers Outdoor (+67%), and we decreased our holdings in the company.
•In contrast, the biggest detractors from performance versus the sector index were stock picks and an overweight in automotive parts & equipment. Stock selection in consumer staples merchandise retail also hampered the fund's relative result.
•The largest individual relative detractor was an overweight in Aptiv (-37%). The company was one of our biggest holdings at period end. A stake in Dollar Tree returned approximately -34% and was a second notable relative detractor. This period we decreased our position in Dollar Tree. An overweight in Five Below (-62%) also detracted. This was a position we established this period.
•Notable changes in positioning include increased exposure to the other specialty retail industry and a lower allocation to footwear.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2014 through July 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $11,523 $11,479 $12,618 $15,536 $16,593 $19,253 $26,507 $21,668 $24,298 $27,587 MSCI U.S. IMI Consumer Discretionary 25-50 Index $10,000 $12,215 $12,366 $14,162 $17,199 $18,581 $22,632 $33,278 $28,694 $31,608 $35,092 S&P 500® Index $10,000 $11,121 $11,745 $13,629 $15,843 $17,108 $19,153 $26,134 $24,921 $28,165 $34,403 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 7.01% 9.40% 10.68% Class A (without 5.75% sales charge) 13.54% 10.70% 11.34% MSCI U.S. IMI Consumer Discretionary 25-50 Index 11.02% 13.56% 13.38% S&P 500® Index 22.15% 15.00% 13.15% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 475,554,258
Holdings Count | shares	60
Advisory Fees Paid, Amount	$ 2,742,271
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$475,554,258
Number of Holdings	60
Total Advisory Fee	$2,742,271
Portfolio Turnover	25%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Broadline Retail 25.9 Specialty Retail 23.6 Hotels, Restaurants & Leisure 18.7 Automobiles 12.5 Textiles, Apparel & Luxury Goods 8.0 Household Durables 5.7 Automobile Components 3.1 Consumer Staples Distribution & Retail 1.1 Building Products 0.8 Others 0.7 Common Stocks 100.1 ASSET ALLOCATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (0.1)% United States 96.1 Canada 2.3 Brazil 0.7 France 0.3 United Kingdom 0.3 Switzerland 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Amazon.com Inc 23.9 Tesla Inc 10.8 Home Depot Inc/The 5.0 Lowe's Cos Inc 4.8 TJX Cos Inc/The 3.8 Hilton Worldwide Holdings Inc 3.2 Dick's Sporting Goods Inc 2.4 McDonald's Corp 2.4 Booking Holdings Inc 2.1 Aptiv PLC 2.1 60.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Industrials Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Industrials Fund
Class Name	Fidelity Advisor® Industrials Fund Class M
Trading Symbol	FCLTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Industrials Fund for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 141	1.25%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark for the fiscal year, led by industrial machinery & supplies & components. Stock picks and an overweight in aerospace & defense also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Howmet Aerospace (+88%). The second-largest relative contributor was an overweight in General Electric (+88%), the fund's largest holding. Not owning United Parcel Service, an index component that returned roughly -27%, also contributed.
•In contrast, the primary detractor from performance versus the sector index was security selection in construction & engineering. The largest individual relative detractor was an overweight in Boeing (-20%), one of the fund's biggest holdings. A second notable relative detractor was an overweight in Knight-Swift Transportation (-9%). Another notable relative detractor was an overweight in Chart Industries (-12%).
•Notable changes in positioning include increased exposure to the trading companies & distributors industry and a lower allocation to environmental & facilities services.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2014 through July 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $10,410 $10,903 $12,248 $14,171 $14,423 $13,440 $18,178 $16,719 $19,793 $24,999 MSCI U.S. IMI Industrials 25-50 Index $10,000 $10,697 $11,622 $13,810 $15,836 $16,344 $15,397 $22,708 $21,070 $25,150 $29,881 S&P 500® Index $10,000 $11,121 $11,745 $13,629 $15,843 $17,108 $19,153 $26,134 $24,921 $28,165 $34,403 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 21.88% 10.84% 9.60% Class M (without 3.50% sales charge) 26.30% 11.63% 9.99% MSCI U.S. IMI Industrials 25-50 Index 18.81% 12.83% 11.57% S&P 500® Index 22.15% 15.00% 13.15% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 582,010,248
Holdings Count | shares	51
Advisory Fees Paid, Amount	$ 3,019,014
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$582,010,248
Number of Holdings	51
Total Advisory Fee	$3,019,014
Portfolio Turnover	29%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Aerospace & Defense 22.7 Machinery 20.2 Ground Transportation 13.1 Electrical Equipment 11.1 Building Products 10.2 Trading Companies & Distributors 5.6 Construction & Engineering 3.8 Air Freight & Logistics 3.6 Professional Services 3.2 Others 5.5 Common Stocks 99.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) General Electric Co 6.3 Union Pacific Corp 4.9 Ingersoll Rand Inc 4.9 Howmet Aerospace Inc 4.7 Boeing Co 4.2 Parker-Hannifin Corp 4.1 Trane Technologies PLC 3.9 TransDigm Group Inc 3.7 FedEx Corp 3.4 Eaton Corp PLC 3.3 43.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing and bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing and bookkeeping).The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing and bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing and bookkeeping).The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Technology Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Technology Fund
Class Name	Fidelity Advisor® Technology Fund Class M
Trading Symbol	FATEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Technology Fund for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 135	1.19%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, industry positioning was the primary contributor to the fund's performance versus the MSCI US IMI Information Technology 25/50 Index for the fiscal year, led by an overweight in the outperforming semiconductors group. An underweight in technology hardware, storage & peripherals also boosted the fund's relative performance.
•The fund's top individual relative contributor was an overweight in Nvidia (+150%), which was the biggest holding at period end even though we reduced our stake. The second-largest relative contributor was an underweight position in Apple (+13%). Still, Apple was one of the fund's largest holdings. Our larger-than-index stake in Splunk (+36%) also contributed. Splunk was not held at period end.
•In contrast, the biggest detractor from the fund's performance versus the sector index was stock picking in semiconductors. An overweight in the lagging internet services & infrastructure group also hampered the fund's relative result.
•The fund's largest individual relative detractor was an overweight in onsemi (-28%). We increased the size of the position in onsemi, and it was one of our largest holdings as of July 31. The fund's second-largest relative detractor this period was avoiding Broadcom, an index component that gained 82%. A non-index stake in GlobalFoundries (-20%) also notably hurt, but we increased our holdings this period.
•Notable changes in positioning include decreased exposure to the application software and internet services & infrastructure industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2014 through July 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $10,676 $11,486 $16,023 $20,044 $21,446 $31,834 $45,991 $38,175 $49,703 $63,010 MSCI U.S. IMI Information Technology 25-50 Index $10,000 $11,306 $12,261 $15,808 $20,247 $23,485 $32,225 $45,360 $41,091 $50,982 $64,137 S&P 500® Index $10,000 $11,121 $11,745 $13,629 $15,843 $17,108 $19,153 $26,134 $24,921 $28,165 $34,403 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 22.34% 23.17% 20.21% Class M (without 3.50% sales charge) 26.77% 24.05% 20.64% MSCI U.S. IMI Information Technology 25-50 Index 25.80% 22.25% 20.42% S&P 500® Index 22.15% 15.00% 13.15% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,458,251,428
Holdings Count | shares	89
Advisory Fees Paid, Amount	$ 31,726,651
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$6,458,251,428
Number of Holdings	89
Total Advisory Fee	$31,726,651
Portfolio Turnover	34%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Semiconductors & Semiconductor Equipment 41.8 Technology Hardware, Storage & Peripherals 20.7 Software 20.6 IT Services 4.4 Communications Equipment 2.5 Ground Transportation 2.2 Broadline Retail 1.5 Hotels, Restaurants & Leisure 0.6 Entertainment 0.5 Others 0.9 Common Stocks 94.5 Preferred Stocks 1.2 Preferred Securities 0.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 4.3 ASSET ALLOCATION (% of Fund's net assets) United States 91.2 China 4.5 Taiwan 2.0 Netherlands 1.2 Canada 1.0 India 0.1 Korea (South) 0.0 Israel 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 20.1 Apple Inc 19.2 Microsoft Corp 10.7 NXP Semiconductors NV 4.4 ON Semiconductor Corp 4.4 Marvell Technology Inc 3.9 Servicenow Inc 3.6 Okta Inc Class A 2.9 GlobalFoundries Inc 2.8 Cisco Systems Inc 2.5 74.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing and bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing and bookkeeping).The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing and bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing and bookkeeping).The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Semiconductors Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Semiconductors Fund
Class Name	Fidelity Advisor® Semiconductors Fund Class Z
Trading Symbol	FIKGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Semiconductors Fund for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 71	0.59%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the MSCI U.S. IMI Semiconductors & Semiconductor Equipment 25/50 Index for the fiscal year, especially within semiconductors. Also hurting our result were picks in technology hardware, storage & peripherals. Lastly, the fund's position in cash was a notable detractor.
•The biggest individual relative detractor was an overweight in onsemi (-28%). This period we increased our stake in onsemi, and it was among our largest holdings. The fund's second-largest relative detractor was our non-index stake in GlobalFoundries (-20%). This period we increased our stake in GlobalFoundries, and it was among the fund's biggest holdings. An underweight in Broadcom (+82%) also detracted. The company was among the fund's largest holdings.
•In contrast, the primary contributors to performance versus the industry index were picks and an underweight in the semiconductor materials & equipment group.
•The fund's top individual relative contributor this period was avoiding Intel, an index component that returned -13%. The second-largest relative contributor was an underweight in Texas Instruments (+18%). This period we decreased our position in Texas Instruments. Not owning SolarEdge Technologies, an index component that returned -88%, was another notable relative contributor.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through July 31, 2024. Initial investment of $10,000. Class Z $10,000 $11,203 $14,700 $23,970 $23,292 $34,912 $48,893 MSCI U.S. IMI Semiconductors & Semiconductor Equipment 25-50 Index $10,000 $10,992 $14,816 $23,440 $22,253 $33,233 $49,556 S&P 500® Index $10,000 $10,365 $11,604 $15,833 $15,098 $17,064 $20,843 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 40.05% 34.27% 31.27% MSCI U.S. IMI Semiconductors & Semiconductor Equipment 25-50 Index 49.12% 35.15% 31.57% S&P 500® Index 22.15% 15.00% 13.42% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,698,217,311
Holdings Count | shares	45
Advisory Fees Paid, Amount	$ 11,387,050
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$2,698,217,311
Number of Holdings	45
Total Advisory Fee	$11,387,050
Portfolio Turnover	30%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Semiconductors & Semiconductor Equipment 92.7 Technology Hardware, Storage & Peripherals 2.4 Electronic Equipment, Instruments & Components 0.1 Financial Services 0.0 Metals & Mining 0.0 Common Stocks 95.0 Preferred Stocks 0.2 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 4.8 ASSET ALLOCATION (% of Fund's net assets) United States 79.9 Taiwan 7.1 China 5.6 Netherlands 5.0 Israel 1.7 Japan 0.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 25.8 ON Semiconductor Corp 7.3 Taiwan Semiconductor Manufacturing Co Ltd ADR 6.1 NXP Semiconductors NV 5.6 Micron Technology Inc 5.4 ASML Holding NV depository receipt 5.0 GlobalFoundries Inc 4.8 Lam Research Corp 4.8 Broadcom Inc 4.3 Advanced Micro Devices Inc 3.8 72.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing and bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing and bookkeeping).The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing and bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing and bookkeeping).The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Utilities Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Utilities Fund
Class Name	Fidelity Advisor® Utilities Fund Class A
Trading Symbol	FUGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Utilities Fund for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 109	1.00%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, both security selection and market selection contributed to the fund's performance versus the MSCI US IMI Utilities 25/50 Index for the fiscal year, led by our stock picks in electric utilities. An overweight in independent power producers & energy traders also boosted the fund's relative performance, as did stock choices and an underweight in multi-utilities.
•The top individual relative contributor was an overweight in Vistra (+185%). This period we decreased our position in the stock, but the company was among the fund's biggest holdings at the end of the period. A second notable relative contributor was an overweight in Constellation Energy (+99%). Like Vistra, we decreased our position in Constellation Energy this period, but the stock remained among the fund's largest holdings. Another notable relative contributor was an underweight in Exelon (-8%), a stock was not held at period end.
•In contrast, the biggest detractors from performance versus the sector index were stock picking and an overweight in renewable electricity. Our picks in coal & consumable fuels and gas utilities also hurt. Lastly, the fund's position in cash was a notable detractor.
•The largest individual relative detractor was an overweight in NextEra Energy Partners (-48%), the yield company subsidiary of another fund holding, NextEra Energy. This period we increased our investment in the stock. Other notable relative detractors included underweights in Duke Energy (+22%) and DTE Energy (+9%). We exited our positions in both during the period.
•Notable changes in positioning include decreased exposure to water utilities and a higher allocation to multi-utilities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2014 through July 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,615 $10,912 $11,989 $13,169 $14,713 $14,485 $16,651 $19,764 $19,451 $22,657 MSCI U.S. IMI Utilities 25-50 Index $10,000 $10,922 $13,519 $14,434 $15,013 $17,419 $17,988 $20,183 $23,242 $21,712 $24,456 S&P 500® Index $10,000 $11,121 $11,745 $13,629 $15,843 $17,108 $19,153 $26,134 $24,921 $28,165 $34,403 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 9.78% 7.73% 8.52% Class A (without 5.75% sales charge) 16.48% 9.02% 9.17% MSCI U.S. IMI Utilities 25-50 Index 12.64% 7.02% 9.36% S&P 500® Index 22.15% 15.00% 13.15% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 819,716,826
Holdings Count | shares	30
Advisory Fees Paid, Amount	$ 4,138,318
Investment Company Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$819,716,826
Number of Holdings	30
Total Advisory Fee	$4,138,318
Portfolio Turnover	84%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Electric Utilities 63.0 Multi-Utilities 23.0 Independent Power and Renewable Electricity Producers 7.0 Gas Utilities 2.2 Oil, Gas & Consumable Fuels 0.2 Common Stocks 95.4 Short-Term Investments and Net Other Assets (Liabilities) 4.6 ASSET ALLOCATION (% of Fund's net assets) United States 99.8 Australia 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NextEra Energy Inc 12.7 Sempra 7.1 PG&E Corp 5.9 American Electric Power Co Inc 5.6 Edison International 5.4 Public Service Enterprise Group Inc 5.0 Eversource Energy 5.0 Constellation Energy Corp 5.0 Entergy Corp 4.8 FirstEnergy Corp 4.3 60.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Utilities Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Utilities Fund
Class Name	Fidelity Advisor® Utilities Fund Class C
Trading Symbol	FUGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Utilities Fund for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 189	1.75%

Expenses Paid, Amount	$ 189
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, both security selection and market selection contributed to the fund's performance versus the MSCI US IMI Utilities 25/50 Index for the fiscal year, led by our stock picks in electric utilities. An overweight in independent power producers & energy traders also boosted the fund's relative performance, as did stock choices and an underweight in multi-utilities.
•The top individual relative contributor was an overweight in Vistra (+185%). This period we decreased our position in the stock, but the company was among the fund's biggest holdings at the end of the period. A second notable relative contributor was an overweight in Constellation Energy (+99%). Like Vistra, we decreased our position in Constellation Energy this period, but the stock remained among the fund's largest holdings. Another notable relative contributor was an underweight in Exelon (-8%), a stock was not held at period end.
•In contrast, the biggest detractors from performance versus the sector index were stock picking and an overweight in renewable electricity. Our picks in coal & consumable fuels and gas utilities also hurt. Lastly, the fund's position in cash was a notable detractor.
•The largest individual relative detractor was an overweight in NextEra Energy Partners (-48%), the yield company subsidiary of another fund holding, NextEra Energy. This period we increased our investment in the stock. Other notable relative detractors included underweights in Duke Energy (+22%) and DTE Energy (+9%). We exited our positions in both during the period.
•Notable changes in positioning include decreased exposure to water utilities and a higher allocation to multi-utilities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2014 through July 31, 2024. Initial investment of $10,000. Class C $10,000 $10,129 $11,409 $12,438 $13,562 $15,036 $14,693 $16,765 $19,747 $19,434 $22,637 MSCI U.S. IMI Utilities 25-50 Index $10,000 $10,922 $13,519 $14,434 $15,013 $17,419 $17,988 $20,183 $23,242 $21,712 $24,456 S&P 500® Index $10,000 $11,121 $11,745 $13,629 $15,843 $17,108 $19,153 $26,134 $24,921 $28,165 $34,403 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 14.64% 8.20% 8.51% Class C 15.64% 8.20% 8.51% MSCI U.S. IMI Utilities 25-50 Index 12.64% 7.02% 9.36% S&P 500® Index 22.15% 15.00% 13.15% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 819,716,826
Holdings Count | shares	30
Advisory Fees Paid, Amount	$ 4,138,318
Investment Company Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$819,716,826
Number of Holdings	30
Total Advisory Fee	$4,138,318
Portfolio Turnover	84%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Electric Utilities 63.0 Multi-Utilities 23.0 Independent Power and Renewable Electricity Producers 7.0 Gas Utilities 2.2 Oil, Gas & Consumable Fuels 0.2 Common Stocks 95.4 Short-Term Investments and Net Other Assets (Liabilities) 4.6 ASSET ALLOCATION (% of Fund's net assets) United States 99.8 Australia 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NextEra Energy Inc 12.7 Sempra 7.1 PG&E Corp 5.9 American Electric Power Co Inc 5.6 Edison International 5.4 Public Service Enterprise Group Inc 5.0 Eversource Energy 5.0 Constellation Energy Corp 5.0 Entergy Corp 4.8 FirstEnergy Corp 4.3 60.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Industrials Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Industrials Fund
Class Name	Fidelity Advisor® Industrials Fund Class C
Trading Symbol	FCLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Industrials Fund for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 198	1.76%

Expenses Paid, Amount	$ 198
Expense Ratio, Percent	1.76%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark for the fiscal year, led by industrial machinery & supplies & components. Stock picks and an overweight in aerospace & defense also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Howmet Aerospace (+88%). The second-largest relative contributor was an overweight in General Electric (+88%), the fund's largest holding. Not owning United Parcel Service, an index component that returned roughly -27%, also contributed.
•In contrast, the primary detractor from performance versus the sector index was security selection in construction & engineering. The largest individual relative detractor was an overweight in Boeing (-20%), one of the fund's biggest holdings. A second notable relative detractor was an overweight in Knight-Swift Transportation (-9%). Another notable relative detractor was an overweight in Chart Industries (-12%).
•Notable changes in positioning include increased exposure to the trading companies & distributors industry and a lower allocation to environmental & facilities services.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2014 through July 31, 2024. Initial investment of $10,000. Class C $10,000 $10,736 $11,191 $12,507 $14,399 $14,583 $13,523 $18,199 $16,655 $19,766 $25,032 MSCI U.S. IMI Industrials 25-50 Index $10,000 $10,697 $11,622 $13,810 $15,836 $16,344 $15,397 $22,708 $21,070 $25,150 $29,881 S&P 500® Index $10,000 $11,121 $11,745 $13,629 $15,843 $17,108 $19,153 $26,134 $24,921 $28,165 $34,403 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 24.68% 11.08% 9.61% Class C 25.68% 11.08% 9.61% MSCI U.S. IMI Industrials 25-50 Index 18.81% 12.83% 11.57% S&P 500® Index 22.15% 15.00% 13.15% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 582,010,248
Holdings Count | shares	51
Advisory Fees Paid, Amount	$ 3,019,014
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$582,010,248
Number of Holdings	51
Total Advisory Fee	$3,019,014
Portfolio Turnover	29%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Aerospace & Defense 22.7 Machinery 20.2 Ground Transportation 13.1 Electrical Equipment 11.1 Building Products 10.2 Trading Companies & Distributors 5.6 Construction & Engineering 3.8 Air Freight & Logistics 3.6 Professional Services 3.2 Others 5.5 Common Stocks 99.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) General Electric Co 6.3 Union Pacific Corp 4.9 Ingersoll Rand Inc 4.9 Howmet Aerospace Inc 4.7 Boeing Co 4.2 Parker-Hannifin Corp 4.1 Trane Technologies PLC 3.9 TransDigm Group Inc 3.7 FedEx Corp 3.4 Eaton Corp PLC 3.3 43.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing and bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing and bookkeeping).The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing and bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing and bookkeeping).The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Energy Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Energy Fund
Class Name	Fidelity Advisor® Energy Fund Class C
Trading Symbol	FNRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Energy Fund for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 183	1.74%

Expenses Paid, Amount	$ 183
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI U.S. IMI Energy 25/50 Index for the fiscal year, led by oil & gas exploration & production. Stock picks in integrated oil & gas and independent power producers & energy traders also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in TechnipFMC (+62%). We pared our stake in TechnipFMC. The second-largest relative contributor was an underweight in Chevron (+2%). The stock was one of the fund's largest holdings even though we reduced the position this period. Another notable relative contributor was our non-index stake in Vistra (+186%).
•In contrast, the biggest detractors from performance versus the sector index were security selection and an underweight in oil & gas storage & transportation. Also hurting our relative result were overweights in oil & gas drilling and oil & gas equipment & services.
•Not owning Targa Resources, an index component that gained 69%, was the fund's biggest individual relative detractor. Not owning Williams Companies, an index component that gained 31%, was the fund's second-largest relative detractor. Another notable relative detractor this period was avoiding ONEOK, an index component that gained about 30%.
•Notable changes in positioning include increased exposure to the oil & gas drilling industry and a lower allocation to oil & gas exploration & production.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2014 through July 31, 2024. Initial investment of $10,000. Class C $10,000 $7,056 $7,093 $6,962 $8,575 $6,378 $3,830 $5,580 $9,478 $10,989 $12,247 MSCI U.S. IMI Energy 25-50 Index $10,000 $7,208 $7,220 $7,200 $8,707 $7,019 $4,258 $6,393 $10,594 $12,299 $13,570 S&P 500® Index $10,000 $11,121 $11,745 $13,629 $15,843 $17,108 $19,153 $26,134 $24,921 $28,165 $34,403 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 9.61% 13.60% 2.05% Class C 10.61% 13.60% 2.05% MSCI U.S. IMI Energy 25-50 Index 10.33% 14.09% 3.10% S&P 500® Index 22.15% 15.00% 13.15% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,311,457,602
Holdings Count | shares	43
Advisory Fees Paid, Amount	$ 7,393,032
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$1,311,457,602
Number of Holdings	43
Total Advisory Fee	$7,393,032
Portfolio Turnover	31%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Oil, Gas & Consumable Fuels 81.1 Energy Equipment & Services 16.3 Independent Power and Renewable Electricity Producers 1.4 Machinery 1.0 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) United States 82.6 Canada 13.4 United Kingdom 3.3 Norway 0.3 Cameroon 0.2 France 0.1 United Arab Emirates 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Exxon Mobil Corp 24.8 Cenovus Energy Inc 6.2 Schlumberger NV 5.4 Chevron Corp 4.8 Marathon Petroleum Corp 4.8 Canadian Natural Resources Ltd 4.5 Valero Energy Corp 3.9 Cheniere Energy Inc 3.9 Occidental Petroleum Corp 3.8 Hess Corp 3.4 65.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Technology Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Technology Fund
Class Name	Fidelity Advisor® Technology Fund Class C
Trading Symbol	FTHCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Technology Fund for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 192	1.70%

Expenses Paid, Amount	$ 192
Expense Ratio, Percent	1.70%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, industry positioning was the primary contributor to the fund's performance versus the MSCI US IMI Information Technology 25/50 Index for the fiscal year, led by an overweight in the outperforming semiconductors group. An underweight in technology hardware, storage & peripherals also boosted the fund's relative performance.
•The fund's top individual relative contributor was an overweight in Nvidia (+150%), which was the biggest holding at period end even though we reduced our stake. The second-largest relative contributor was an underweight position in Apple (+13%). Still, Apple was one of the fund's largest holdings. Our larger-than-index stake in Splunk (+36%) also contributed. Splunk was not held at period end.
•In contrast, the biggest detractor from the fund's performance versus the sector index was stock picking in semiconductors. An overweight in the lagging internet services & infrastructure group also hampered the fund's relative result.
•The fund's largest individual relative detractor was an overweight in onsemi (-28%). We increased the size of the position in onsemi, and it was one of our largest holdings as of July 31. The fund's second-largest relative detractor this period was avoiding Broadcom, an index component that gained 82%. A non-index stake in GlobalFoundries (-20%) also notably hurt, but we increased our holdings this period.
•Notable changes in positioning include decreased exposure to the application software and internet services & infrastructure industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2014 through July 31, 2024. Initial investment of $10,000. Class C $10,000 $11,007 $11,786 $16,359 $20,363 $21,675 $32,012 $46,010 $37,997 $49,589 $63,022 MSCI U.S. IMI Information Technology 25-50 Index $10,000 $11,306 $12,261 $15,808 $20,247 $23,485 $32,225 $45,360 $41,091 $50,982 $64,137 S&P 500® Index $10,000 $11,121 $11,745 $13,629 $15,843 $17,108 $19,153 $26,134 $24,921 $28,165 $34,403 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 25.14% 23.42% 20.21% Class C 26.14% 23.42% 20.21% MSCI U.S. IMI Information Technology 25-50 Index 25.80% 22.25% 20.42% S&P 500® Index 22.15% 15.00% 13.15% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,458,251,428
Holdings Count | shares	89
Advisory Fees Paid, Amount	$ 31,726,651
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$6,458,251,428
Number of Holdings	89
Total Advisory Fee	$31,726,651
Portfolio Turnover	34%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Semiconductors & Semiconductor Equipment 41.8 Technology Hardware, Storage & Peripherals 20.7 Software 20.6 IT Services 4.4 Communications Equipment 2.5 Ground Transportation 2.2 Broadline Retail 1.5 Hotels, Restaurants & Leisure 0.6 Entertainment 0.5 Others 0.9 Common Stocks 94.5 Preferred Stocks 1.2 Preferred Securities 0.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 4.3 ASSET ALLOCATION (% of Fund's net assets) United States 91.2 China 4.5 Taiwan 2.0 Netherlands 1.2 Canada 1.0 India 0.1 Korea (South) 0.0 Israel 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 20.1 Apple Inc 19.2 Microsoft Corp 10.7 NXP Semiconductors NV 4.4 ON Semiconductor Corp 4.4 Marvell Technology Inc 3.9 Servicenow Inc 3.6 Okta Inc Class A 2.9 GlobalFoundries Inc 2.8 Cisco Systems Inc 2.5 74.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing and bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing and bookkeeping).The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing and bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing and bookkeeping).The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Semiconductors Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Semiconductors Fund
Class Name	Fidelity Advisor® Semiconductors Fund Class A
Trading Symbol	FELAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Semiconductors Fund for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 115	0.96%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the MSCI U.S. IMI Semiconductors & Semiconductor Equipment 25/50 Index for the fiscal year, especially within semiconductors. Also hurting our result were picks in technology hardware, storage & peripherals. Lastly, the fund's position in cash was a notable detractor.
•The biggest individual relative detractor was an overweight in onsemi (-28%). This period we increased our stake in onsemi, and it was among our largest holdings. The fund's second-largest relative detractor was our non-index stake in GlobalFoundries (-20%). This period we increased our stake in GlobalFoundries, and it was among the fund's biggest holdings. An underweight in Broadcom (+82%) also detracted. The company was among the fund's largest holdings.
•In contrast, the primary contributors to performance versus the industry index were picks and an underweight in the semiconductor materials & equipment group.
•The fund's top individual relative contributor this period was avoiding Intel, an index component that returned -13%. The second-largest relative contributor was an underweight in Texas Instruments (+18%). This period we decreased our position in Texas Instruments. Not owning SolarEdge Technologies, an index component that returned -88%, was another notable relative contributor.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2014 through July 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $10,448 $12,585 $16,514 $21,031 $23,171 $30,274 $49,179 $47,602 $71,075 $99,162 MSCI U.S. IMI Semiconductors & Semiconductor Equipment 25-50 Index $10,000 $10,481 $13,028 $17,291 $21,750 $23,948 $32,281 $51,070 $48,484 $72,407 $107,971 S&P 500® Index $10,000 $11,121 $11,745 $13,629 $15,843 $17,108 $19,153 $26,134 $24,921 $28,165 $34,403 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 31.49% 32.17% 25.79% Class A (without 5.75% sales charge) 39.52% 33.75% 26.53% MSCI U.S. IMI Semiconductors & Semiconductor Equipment 25-50 Index 49.12% 35.15% 26.86% S&P 500® Index 22.15% 15.00% 13.15% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,698,217,311
Holdings Count | shares	45
Advisory Fees Paid, Amount	$ 11,387,050
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$2,698,217,311
Number of Holdings	45
Total Advisory Fee	$11,387,050
Portfolio Turnover	30%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Semiconductors & Semiconductor Equipment 92.7 Technology Hardware, Storage & Peripherals 2.4 Electronic Equipment, Instruments & Components 0.1 Financial Services 0.0 Metals & Mining 0.0 Common Stocks 95.0 Preferred Stocks 0.2 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 4.8 ASSET ALLOCATION (% of Fund's net assets) United States 79.9 Taiwan 7.1 China 5.6 Netherlands 5.0 Israel 1.7 Japan 0.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 25.8 ON Semiconductor Corp 7.3 Taiwan Semiconductor Manufacturing Co Ltd ADR 6.1 NXP Semiconductors NV 5.6 Micron Technology Inc 5.4 ASML Holding NV depository receipt 5.0 GlobalFoundries Inc 4.8 Lam Research Corp 4.8 Broadcom Inc 4.3 Advanced Micro Devices Inc 3.8 72.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing and bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing and bookkeeping).The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing and bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing and bookkeeping).The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Real Estate Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Real Estate Fund
Class Name	Fidelity Advisor® Real Estate Fund Class I
Trading Symbol	FHEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Real Estate Fund for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 83	0.79%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection and industry positioning were the primary detractors from the fund's performance versus the MSCI US IMI Real Estate 25/50 Linked Index for the fiscal year, especially "other specialized" real estate investment trusts. Subpar picks and outsized exposure to the industrial and multi-family residential industries hurt as well.
•The biggest individual relative detractor this period was avoiding Iron Mountain, an index component that gained 73%. Similarly, not owning Simon Property Group, an index component that rose about 30%, proved detrimental to performance as well. An overweight stake in Americold Realty Trust (-4%) was another challenge, though we increased our investment in the stock this period.
•In contrast, the biggest contributor to performance versus the real estate index was stock selection among real estate services firms. Picks in health care also boosted the fund's relative performance. An undersized stake in timber REITs was another plus.
•The top individual relative contributor was an outsized stake in CBRE Group (+35%). The company was one of the fund's largest holdings. Avoiding shares of Realty Income, an index component that returned about -1%, aided performance as well. Not owning Weyerhaeuser, an index component that returned -4%, also proved advantageous.
•Notable changes in positioning include increased exposure to the retail industry and a lower allocation to other specialized REITs.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2014 through July 31, 2024. Initial investment of $10,000. Class I $10,000 $10,999 $13,046 $12,347 $12,698 $13,958 $12,982 $16,961 $16,041 $14,208 $15,685 MSCI US IMI Real Estate 25/50 Linked Index $10,000 $11,129 $13,457 $12,695 $13,185 $14,621 $12,238 $16,556 $15,854 $14,323 $15,860 S&P 500® Index $10,000 $11,121 $11,745 $13,629 $15,843 $17,108 $19,153 $26,134 $24,921 $28,165 $34,403 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 10.40% 2.36% 4.60% MSCI US IMI Real Estate 25/50 Linked Index 10.73% 1.64% 4.72% S&P 500® Index 22.15% 15.00% 13.15% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 237,005,518
Holdings Count | shares	35
Advisory Fees Paid, Amount	$ 1,374,363
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$237,005,518
Number of Holdings	35
Total Advisory Fee	$1,374,363
Portfolio Turnover	24%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Specialized REITs 37.6 Industrial REITs 16.2 Residential REITs 14.2 Retail REITs 10.8 Health Care REITs 9.1 Real Estate Management & Development 7.7 Hotel & Resort REITs 2.5 Office REITs 1.2 Common Stocks 99.3 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Prologis Inc 9.6 Equinix Inc 7.8 Crown Castle Inc 7.5 CBRE Group Inc Class A 6.3 American Tower Corp 5.9 Ventas Inc 5.8 CubeSmart 5.4 Digital Realty Trust Inc 3.5 Welltower Inc 3.3 Mid-America Apartment Communities Inc 3.3 58.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec